UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-07255
Oppenheimer International Bond Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Arthur S. Gabinet
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: September 30
Date of reporting period: 3/30/2012

Item 1. Reports to Stockholders.

March 31, 2012

Oppenheimer

International Bond Fund

Management Commentary and Semiannual Report

MANAGEMENT COMMENTARY

An Interview with Your Fund's Portfolio Managers

SEMIANNUAL REPORT

Listing of Top Holdings

Financial Statements

OppenheimerFunds®

The Right Way to Invest

TOP HOLDINGS AND ALLOCATIONS

Top Ten Geographical Holdings

Japan	14.5%
United States	8.5
Brazil	7.8
Mexico	7.5
Russia	7.1
Australia	5.3
United Kingdom	5.2
South Africa	4.9
Turkey	3.8
Italy	3.2
Portfolio holdings and allocations are subject to change. Percentages are as of March 30, 2012, and are based on the total market value of investments.
Regional Allocation
Portfolio holdings and allocations are subject to change. Percentages are as of March 30, 2012, and are based on the total market value of investments.
7 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 6/15/95. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%.
Class B shares of the Fund were first publicly offered on 6/15/95. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 6/15/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class I shares of the Fund were first publicly offered on 1/27/12. Class I shares are only offered to eligible institutional investors that make a minimum initial investment of $5 million or more per account and to retirement plan service provider platforms. There is no sales charge for Class I shares.
Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 9/27/04. Class Y shares are offered only to fee-based clients of dealers that have a special agreement with the Distributor, to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals. There is no sales charge for Class Y shares.
8 | OPPENHEIMER INTERNATIONAL BOND FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended March 30, 2012.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
9 | OPPENHEIMER INTERNATIONAL BOND FUND

FUND EXPENSES Continued

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	October 1, 2011	March 30, 2012	March 30, 2012[1,2]

Actual
Class A	$1,000.00	$1,041.00	$5.09
Class B	1,000.00	1,035.00	9.45
Class C	1,000.00	1,035.80	8.59
Class I	1,000.00	1,001.40	0.98
Class N	1,000.00	1,037.00	7.47
Class Y	1,000.00	1,042.30	3.71

Hypothetical (5% return before expenses)
Class A	1,000.00	1,019.89	5.03
Class B	1,000.00	1,015.61	9.36
Class C	1,000.00	1,016.46	8.51
Class I	1,000.00	1,022.08	2.82
Class N	1,000.00	1,017.55	7.40
Class Y	1,000.00	1,021.23	3.68

1.	Actual expenses paid for Classes A, B, C, N and Y are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Actual expenses paid for Class I are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 64/366 to reflect the period from January 27, 2012 (inception of offering) to March 30, 2012.

2.	Hypothetical expenses paid for all classes are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended March 30, 2012 for Classes A, B, C, N and Y and for the period from January 27, 2012 (inception of offering) to March 30, 2012 for Class I are as follows:

Class	Expense Ratios

Class A	1.00%
Class B	1.86
Class C	1.69
Class I	0.56
Class N	1.47
Class Y	0.73
The expense ratios reflect voluntary waivers and/or reimbursements of expenses by the Fund’s Manager and Transfer Agent. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
10 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS March 30, 2012* / Unaudited

	Principal
	Amount		Value

U.S. Government Obligations—2.0%
U.S. Treasury Nts.:
2%, 11/15/21	$90,000,000		$88,572,690
2%, 2/15/22[1,2]	170,000,000		166,679,730

Total U.S. Government Obligations (Cost $260,391,057)			255,252,420

Foreign Government Obligations—67.1%
Argentina—0.4%
Argentina (Republic of) Bonds:
2.50%, 12/31/38[3]	28,590,000		10,292,400
7%, 10/3/15	28,110,000		26,528,813
Argentina (Republic of) Sr. Unsec. Bonds, Series X, 7%, 4/17/17	12,960,000		11,099,160
Provincia de Buenos Aires Sr. Unsec. Unsub. Nts., 10.875%, 1/26/21[4]	12,010,000		9,007,500

			56,927,873

Australia—4.9%
New South Wales Treasury Corp. Nts., Series 15, 6%, 4/1/25	22,680,000	AUD	24,707,619
Queensland Treasury Corp. Nts.:
Series 15, 6%, 10/14/15	45,325,000	AUD	49,789,845
Series 17, 6%, 9/14/17	36,260,000	AUD	40,483,654
Series 20, 6.25%, 2/21/20	106,440,000	AUD	119,056,038
Series 21, 6%, 6/14/21	113,310,000	AUD	127,836,929
Series 22, 6%, 7/21/22	62,360,000	AUD	68,568,159
Series 24, 5.75%, 7/22/24	37,780,000	AUD	40,646,050
Victoria Treasury Corp. Nts.:
Series 1022, 6%, 10/17/22	22,685,000	AUD	25,703,400
Series 1116, 5.50%, 11/17/26	22,680,000	AUD	24,445,906
Series 1116, 5.75%, 11/15/16	68,010,000	AUD	74,711,386
Western Australia Treasury Corp. Nts., Series 15, 7%, 4/15/15	22,685,000	AUD	25,390,497

			621,339,483

Austria—0.6%
Austria (Republic of) Bonds, 4.35%, 3/15/19[4]	47,525,000	EUR	71,599,161
Austria (Republic of) Sr. Unsec. Unsub. Nts., Series 1, 3.50%, 9/15/21[4]	7,575,000	EUR	10,758,785

			82,357,946

Belgium—1.5%
Belgium (Kingdom of) Bonds, Series 58, 3.75%, 9/28/20	90,955,000	EUR	126,958,643
Belgium (Kingdom of) Treasury Bills, 0.425%, 4/19/12[5]	47,035,000	EUR	62,725,315

			189,683,958

Brazil—5.2%
Brazil (Federative Republic of) Nota Do Tesouro Nacional Bonds, 12.719%, 8/15/20[6]	80,785,000	BRR	101,664,434
11 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount		Value

Brazil Continued
Brazil (Federative Republic of) Nota Do Tesouro Nacional Nts.:
9.762%, 1/1/14	130,270,000	BRR	$71,720,042
9.762%, 1/1/17	561,732,000	BRR	299,752,467
9.762%, 1/1/21	279,002,000	BRR	142,905,514
12.322%, 5/15/45[6]	32,095,000	BRR	42,472,755

			658,515,212

Canada—1.1%
Canada (Government of) Nts., 3.75%, 6/1/19	66,760,000	CAD	75,320,433
Canada (Government of) Treasury Bills, Series 364, 0.896%, 7/5/12[5]	65,495,000	CAD	65,504,849

			140,825,282

Colombia—0.6%
Bogota Distrio Capital Sr. Bonds, 9.75%, 7/26/28[4]	16,413,000,000	COP	12,513,891
Colombia (Republic of) Sr. Unsec. Bonds, 6.125%, 1/18/41	49,985,000		61,481,550

			73,995,441

Denmark—0.3%
Denmark (Kingdom of) Bonds, 4%, 11/15/19	200,885,000	DKK	42,753,455

Finland—0.2%
Finland (Republic of) Sr. Unsec. Unsub. Nts., 3.875%, 9/15/17	20,860,000	EUR	31,336,600

France—1.5%
France (Republic of) Bonds:
3.25%, 10/25/21	59,100,000	EUR	81,781,524
3.75% 10/25/19	34,990,000	EUR	50,863,529
4%, 4/25/60	18,705,000	EUR	26,783,408
4.50%, 4/25/41	22,730,000	EUR	34,920,269

			194,348,730

Germany—0.4%
Germany (Federal Republic of) Bonds, 3.50%, 7/4/19	32,650,000	EUR	50,063,159

Ghana—0.1%
Ghana (Republic of) Bonds, 8.50%, 10/4/17[4]	10,185,000		11,712,750

Hungary—1.1%
Hungary (Republic of) Bonds:
Series 12/C, 6%, 10/24/12	2,003,000,000	HUF	8,989,832
Series 14/D, 6.75%, 8/22/14	4,068,000,000	HUF	17,938,141
Series 16/C, 5.50%, 2/12/16	2,751,000,000	HUF	11,242,298
Series 17/B, 6.75%, 2/24/17	4,801,000,000	HUF	20,049,993
Series 19/A, 6.50%, 6/24/19	3,289,000,000	HUF	13,054,584
Series 20/A, 7.50%, 11/12/20	4,079,000,000	HUF	16,890,800
Hungary (Republic of) Sr. Unsec. Bonds:
4.50%, 1/29/14	9,830,000	EUR	12,536,105
7.625%, 3/29/41	7,255,000		6,602,050
12 | OPPENHEIMER INTERNATIONAL BOND FUND

	Principal
	Amount		Value

Hungary Continued
Hungary (Republic of) Sr. Unsec. Nts., 5.75%, 6/11/18	7,945,000	EUR	$9,267,842
Hungary (Republic of) Sr. Unsec. Unsub. Nts., 6.375%, 3/29/21	19,840,000		18,252,800

			134,824,445

Indonesia—0.8%
Indonesia (Republic of) Nts., 5.25%, 1/17/42[4]	27,930,000		29,431,238
Indonesia (Republic of) Sr. Unsec. Bonds, 4.875%, 5/5/21[4]	7,880,000		8,579,350
Indonesia (Republic of) Sr. Unsec. Nts., 7.75%, 1/17/38[4]	24,035,000		33,468,738
Indonesia (Republic of) Sr. Unsec. Unsub. Bonds, 6.625% 2/17/37[4]	4,705,000		5,834,200
Indonesia (Republic of) Unsec. Nts., 8.50%, 10/12/35[4]	11,975,000		17,872,688

			95,186,214

Israel—0.2%
Israel (State of) Sr. Unsec. Bonds, 4%, 6/30/22	27,015,000		26,761,437

Italy—3.2%
Italy (Republic of) Bonds:
4%, 9/1/20	55,750,000	EUR	70,866,794
5%, 9/1/40	41,405,000	EUR	48,816,362
Series EU, 2.575%, 10/15/17[3]	22,685,000	EUR	26,890,313
Italy (Republic of) Nts., 1.50%, 3/1/14[3]	9,080,000	EUR	11,741,306
Italy (Republic of) Sr. Unsec. Bonds, 2.839%, 9/15/23[6]	22,145,000	EUR	28,193,786
Italy (Republic of) Sr. Unsec. Nts., 4.50%, 6/8/15	4,537,000,000	JPY	54,793,881
Italy (Republic of) Treasury Bonds:
4.75%, 9/1/21	74,975,000	EUR	98,594,740
5.75%, 2/1/33	31,745,000	EUR	42,094,482
Italy (Repuplic of) Treasury Bonds, 4.75%, 9/15/16	17,660,000	EUR	24,301,337

			406,293,001

Japan—14.4%
Japan Bonds, 20 yr., Series 112, 2.10%, 6/20/29	48,413,000,000	JPY	625,052,364
Japan Sr. Unsec. Unsub. Bonds:
2 yr., Series 304, 0.20%, 5/15/13	7,409,000,000	JPY	89,602,980
5 yr., Series 96, 0.50%, 3/20/16	59,720,000,000	JPY	728,913,733
10 yr., Series 307, 1.30%, 3/20/20	30,726,000,000	JPY	387,441,236

			1,831,010,313

Latvia—0.2%
Latvia (Republic of) Nts., 5.25%, 2/22/17[4]	20,795,000		21,496,831

Lithuanua—0.2%
Lithuania (Republic of) Sr. Unsec. Bonds, 6.625%, 2/1/22[4]	19,250,000		21,367,500

Malaysia—0.4%
Malaysia (Government of) Sr. Unsec. Bonds, Series 1/06, 4.262%, 9/15/16	79,670,000	MYR	26,995,426
13 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount		Value

Malaysia Continued
Wakala Global Sukuk Bhd Bonds, 4.646%, 7/6/21[4]	$19,415,000		$21,043,297

			48,038,723

Mexico—6.2%
United Mexican States Bonds:
4.50%, 12/18/14[6]	1,451,927,776	MXN	121,964,975
Series M, 6.50%, 6/10/21[3]	1,678,600,000	MXN	134,477,852
Series M20, 7.50%, 6/3/27[3]	1,529,850,000	MXN	126,828,150
Series M10, 7.75%, 12/14/17	1,306,705,000	MXN	113,641,807
Series M10, 8%, 12/17/15	297,000,000	MXN	25,454,788
Series M, 8%, 6/11/20	739,000,000	MXN	65,430,075
Series M20, 10%, 12/5/24[3]	425,730,000	MXN	43,576,746
United Mexican States Treasury Bills:
4.49%, 5/31/12[5]	333,700,000	MXN	25,896,453
4.507%, 5/3/12[5]	667,300,000	MXN	51,947,358
4.534%, 12/13/12[5]	518,800,000	MXN	39,267,456
4.54%, 10/18/12 10/18/12[5]	515,400,000	MXN	39,282,441

			787,768,101

Panama—0.3%
Panama (Republic of) Bonds:
6.70%, 1/26/36	11,087,000		14,634,840
8.875%, 9/30/27	8,650,000		13,299,375
9.375%, 4/1/29	8,770,000		14,089,005

			42,023,220

Peru—1.5%
Peru (Republic of) Bonds, 7.35%, 7/21/25	29,030,000		39,800,130
Peru (Republic of) Sr. Unsec. Bonds, 6.95%, 8/12/31[4]	66,105,000	PEN	26,791,519
Peru (Republic of) Sr. Unsec. Nts., 7.84%, 8/12/20[4]	225,850,000	PEN	98,351,778
Peru (Republic of) Sr. Unsec. Unsub. Bonds, 5.625%, 11/18/50	19,830,000		22,308,750

			187,252,177

Philippines—0.2%
Philippines (Republic of the) Sr. Unsec. Bonds, 5%, 1/13/37	13,145,000		13,769,388
Philippines (Republic of the) Sr. Unsec. Unsub. Bonds, 6.375%, 10/23/34	7,515,000		9,290,419

			23,059,807

Poland—2.7%
Poland (Republic of) Bonds:
Series 0415, 5.50%, 4/25/15	78,195,000	PLZ	25,717,657
Series 0416, 5%, 4/25/16	520,525,000	PLZ	168,683,153
Series 1017, 5.25%, 10/25/17	325,160,000	PLZ	105,926,755
14 | OPPENHEIMER INTERNATIONAL BOND FUND

	Principal
	Amount		Value

Poland Continued
Poland (Republic of) Sr. Unsec. Nts.:
5%, 3/23/22	$15,450,000		$16,361,859
5.125%, 4/21/21	22,505,000		24,147,865

			340,837,289

Qatar—0.3%
Qatar (State of) Sr. Nts., 5.25%, 1/20/20[4]	15,130,000		16,756,475
Qatar (State of) Sr. Unsec. Nts.:
5.75%, 1/20/42[4]	11,620,000		12,621,644
6.40%, 1/20/40[4]	6,870,000		8,055,075

			37,433,194

Romania—0.4%
Romania Sr. Unsec. Bonds, 6.75%, 2/7/22[4]	42,615,000		44,745,750

Russia—2.0%
Russian Federation Bonds:
5%, 4/29/20[4]	5,030,000		5,386,376
Series 5077, 7.35%, 1/20/16	1,246,000,000	RUR	42,946,440
Series 5079, 7%, 6/3/15	1,843,800,000	RUR	63,066,904
Series 6206, 7.40%, 6/14/17	2,346,700,000	RUR	80,546,434
Russian Federation Unsec. Bonds:
4.50%, 4/4/22[7,8]	26,340,000		26,524,380
5.625%, 4/4/42[7,8]	39,510,000		39,845,835

			258,316,369

Singapore—0.2%
Singapore (Republic of) Sr. Unsec. Bonds, 2.375%, 4/1/17	24,145,000	SGD	20,867,922

South Africa—4.1%
South Africa (Republic of) Bonds:
Series R209, 6.25%, 3/31/36	608,540,000	ZAR	58,751,756
Series R208, 6.75%, 3/31/21	715,300,000	ZAR	86,702,361
Series R213, 7%, 2/28/31	779,580,000	ZAR	84,878,792
Series R207, 7.25%, 1/15/20	1,108,960,000	ZAR	140,273,393
Series R186, 10.50%, 12/21/26	939,885,000	ZAR	144,654,563
South Africa (Republic of) Sr. Unsec. Nts., 4.665%, 1/17/24	10,370,000		10,655,175

			525,916,040

Spain—1.5%
Instituto de Credito Oficial Sr. Unsec. Unsub. Nts., 5%, 11/14/16	18,130,000		18,211,585
Spain (Kingdom of) Bonds:
4.25%, 10/31/16	48,695,000	EUR	65,449,473
5.85%, 1/31/22	35,810,000	EUR	49,518,087
Spain (Kingdom of) Sr. Unsec. Bonds, 4.30%, 10/31/19	27,205,000	EUR	34,839,410
Spain (Kingdom of) Sr. Unsub. Bonds, 4.70%, 7/30/41	18,140,000	EUR	19,751,767

			187,770,322
15 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount		Value

Sri Lanka—0.2%
Sri Lanka (Democratic Socialist Republic of) Sr. Unsec. Nts.:
6.25%, 10/4/20[4]	$9,970,000		$9,970,000
6.25% 7/27/21[4]	12,515,000		12,518,404

			22,488,404

The Netherlands—1.0%
Netherlands (Kingdom of the) Bonds:
4%, 7/15/18	19,425,000	EUR	29,503,725
4%, 7/15/19	63,640,000	EUR	97,316,347

			126,820,072

Turkey—3.5%
Turkey (Republic of) Bonds:
6.875%, 3/17/36	20,605,000		22,974,575
7%, 3/11/19	9,650,000		11,073,375
8.68%, 2/20/13[5]	166,045,000	TRY	85,857,460
9%, 3/5/14	65,025,000	TRY	36,483,757
9%, 3/8/17	65,555,000	TRY	36,505,267
10.012%, 7/17/13[5]	216,275,000	TRY	108,064,692
10.50%, 1/15/20[3]	10,760,000	TRY	6,423,520
11%, 8/6/14	63,670,000	TRY	37,116,720
15.577%, 8/14/13[6]	21,120,000	TRY	17,620,314
Turkey (Republic of) Nts., 7.50%, 7/14/17	12,420,000		14,376,150
Turkey (Republic of) Unsec. Bonds, 6.25%, 9/26/22	40,740,000		43,999,200
Turkey (Republic of) Unsec. Nts.:
5.125%, 3/25/22	8,990,000		8,945,050
6%, 1/14/41	18,230,000		18,047,700

			447,487,780

Ukraine—0.2%
Financing of Infrastructural Projects State Enterprise Gtd. Nts., 8.375%, 11/3/17[4]	11,470,000		9,879,111
Ukraine (Republic of) Bonds, 7.75%, 9/23/20[4]	7,255,000		6,239,300
Ukraine (Republic of) Sr. Unsec. Nts.:
6.75%, 11/14/17[4]	10,910,000		9,600,800
7.95%, 2/23/21[4]	6,845,000		5,920,925

			31,640,136

United Kingdom—3.7%
United Kingdom Treasury Bonds:
4%, 9/7/16	67,260,000	GBP	122,179,640
4.25%, 3/7/36	45,795,000	GBP	84,998,289
4.75%, 3/7/20	47,990,000	GBP	93,748,450
4.75%, 12/7/38	83,395,000	GBP	167,701,049

			468,627,428
16 | OPPENHEIMER INTERNATIONAL BOND FUND

	Principal
	Amount		Value

Uruguay—0.6%
Uruguay (Oriental Republic of) Bonds, 7.625%, 3/21/36	$26,990,000		$37,718,525
Uruguay (Oriental Republic of) Unsec. Bonds, 8%, 11/18/22	23,441,250		32,407,528

			70,126,053

Venezuela—1.2%
Venezuela (Republic of) Bonds:
9%, 5/7/23	45,905,000		39,363,538
11.95%, 8/5/31	17,185,000		17,013,150
Venezuela (Republic of) Nts., 8.25%, 10/13/24	17,910,000		14,372,775
Venezuela (Republic of) Sr. Unsec. Unsub. Nts.:
7.75%, 10/13/19	13,100,000		11,069,500
12.75%, 8/23/22	9,325,000		9,837,875
Venezuela (Republic of) Unsec. Bonds:
7%, 3/31/38	26,380,000		18,861,700
7.65%, 4/21/25	30,265,000		23,001,400
Venezuela (Republic of) Unsec. Nts., 13.625%, 8/15/18[4]	21,165,000		22,434,900

			155,954,838

Total Foreign Government Obligations (Cost $8,362,057,733)			8,517,973,255

Corporate Bonds and Notes—21.3%
Consumer Discretionary—0.1%
Automobiles—0.1%
Jaguar Land Rover plc, 8.25% Sr. Nts., 3/15/20[7]	8,855,000	GBP	14,198,876

Consumer Staples—0.3%
Beverages—0.1%
AmBev International Finance Co. Ltd., 9.50% Sr. Unsec. Unsub. Nts., 7/24/17[3]	11,985,000	BRR	6,880,977

Food & Staples Retailing—0.1%
Cencosud SA, 5.50% Sr. Unsec. Nts., 1/20/21[4]	16,830,000		17,845,101

Food Products—0.1%
MHP SA, 10.25% Sr. Unsec. Nts., 4/29/15[4]	15,005,000		14,554,850

Energy—4.8%
Oil, Gas & Consumable Fuels—4.8%
Alliance Oil Co. Ltd., 9.875% Sr. Unsec. Nts., 3/11/15[4]	11,200,000		11,961,600
Gaz Capital SA:
7.288% Sr. Sec. Nts., 8/16/37[4]	47,500,000		54,096,800
8.146% Sr. Sec. Nts., 4/11/18[4]	24,310,000		28,620,892
8.625% Sr. Sec. Nts., 4/28/34[4]	15,325,000		19,378,769
9.25% Sr. Unsec. Unsub. Nts., 4/23/19[4]	43,260,000		53,642,400
Gazprom Via Gaz Capital SA, 5.999% Sr. Unsec. Nts., 1/23/21[4]	10,000,000		10,590,000
KazMunayGaz National Co., 6.375% Sr. Unsec. Bonds, 4/9/21[4]	14,480,000		16,066,284
KMG Finance Sub BV, 9.125% Sr. Unsec. Unsub. Nts., 7/2/18[4]	35,405,000		44,244,566
17 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Oil, Gas & Consumable Fuels Continued
Lukoil International Finance BV:
6.125% Sr. Unsec. Nts., 11/9/20[4]	$34,700,000	$36,955,500
6.656% Sr. Unsec. Unsub. Bonds, 6/7/22[4]	27,285,000	30,286,350
7.25% Sr. Unsec. Unsub. Nts., 11/5/19[4]	5,560,000	6,324,500
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35% Sr. Sec. Nts., 6/30/21[4]	11,446,400	12,247,648
OGX Austria GmbH, 8.375% Sr. Unsec. Nts., 4/1/22[4]	6,040,000	6,115,500
Pemex Project Funding Master Trust:
6.625% Sr. Unsec. Unsub. Nts., 6/15/38	7,855,000	9,033,250
6.625% Unsec. Unsub. Bonds, 6/15/35	38,390,000	44,148,500
Pertamina PT (Persero):
5.25% Nts., 5/23/21[4]	22,005,000	23,380,313
6.50% Sr. Unsec. Nts., 5/27/41[4]	9,810,000	10,692,900
Petrobras International Finance Co.:
5.375% Sr. Unsec. Unsub. Nts., 1/27/21	20,000,000	21,627,180
5.75% Sr. Unsec. Unsub. Nts., 1/20/20	11,585,000	12,887,722
Petroleos de Venezuela SA:
4.90% Sr. Unsec. Nts., Series 2014, 10/28/14	18,830,000	16,899,925
8.50% Sr. Nts., 11/2/17[4]	28,830,000	25,701,945
12.75% Sr. Unsec. Nts., 2/17/22[4]	13,820,000	13,854,550
Petroleos Mexicanos:
5.50% Sr. Unsec. Unsub. Nts., 1/21/21	15,900,000	17,609,250
6% Sr. Unsec. Unsub. Nts., 3/5/20	18,650,000	21,326,275
Petroleum Co. of Trinidad & Tobago Ltd., 9.75% Sr. Unsec. Nts., 8/14/19[4]	22,460,000	27,917,780
PT Adaro Indonesia, 7.625% Nts., 10/22/19[4]	14,950,000	16,370,250
Schahin II Finance Co. SPV Ltd., 5.875% Sr. Sec. Unsub. Nts., 9/25/22[4]	15,160,000	15,235,800
Tengizchevroil LLP, 6.124% Nts., 11/15/14[4]	5,518,109	5,822,433

		613,038,882

Financials—10.6%
Capital Markets—0.3%
Credit Suisse AG (Guernsey), 1.625% Sec. Bonds, 3/6/15[4]	13,597,500	13,645,227
Korea Development Bank (The), 3.875% Sr. Unsec. Nts., 5/4/17	11,680,000	12,116,633
UBS AG (London), 2.25% Sec. Nts., 3/30/17[4]	17,705,000	17,678,407

		43,440,267

Commercial Banks—9.3%
Akbank TAS, 5.125% Sr. Unsec. Nts., 7/22/15[4]	14,880,000	15,006,480
Alfa Bank/Alfa Bond Issuance plc, 7.875% Nts., 9/25/17[4]	11,700,000	12,127,050
Australia & New Zealand Banking Group Ltd., 2.40% Sec. Bonds, 11/23/16[4]	22,720,000	22,931,637
Banco BMG SA:
9.15% Nts., 1/15/16[4]	8,504,000	8,291,400
9.95% Unsec. Unsub. Nts., 11/5/19[4]	8,380,000	7,759,880
18 | OPPENHEIMER INTERNATIONAL BOND FUND

	Principal
	Amount		Value

Commercial Banks Continued
Banco de Credito del Peru, 5.375% Sr. Nts., 9/16/20[4]	$7,160,000		$7,374,800
Banco de Credito del Peru/Panama, 6.875% Sub. Nts., 9/16/26[3,4]	6,104,000		6,683,880
Banco del Estado de Chile, 3.875% Sr. Unsec. Nts., 2/8/22[4]	13,085,000		13,019,575
Banco do Brasil SA, 5.875% Unsec. Sub. Nts., 1/26/22[4]	7,790,000		8,054,860
Banco do Brasil SA (Cayman), 9.25% Perpetual Jr. Sub. Bonds[4,9]	20,000,000		21,800,000
Banco do Estado do Rio Grande do Sul SA, 7.375% Sub Nts., 2/2/22[4]	13,935,000		14,701,425
Banco PanAmericano SA, 8.50% Sr. Unsec. Sub. Nts., 4/23/20[4]	8,650,000		9,774,500
Bank of Scotland plc:
3.875% Sr. Sec. Nts., 2/7/20	23,580,000	EUR	33,042,568
4.50% Sr. Sec. Nts., 7/13/21	66,157,000	EUR	96,110,427
4.875% Sr. Sec. Nts., 12/20/24	7,625,000	GBP	12,657,110
4.875% Sr. Sec. Unsub. Nts., 11/8/16	4,535,000	GBP	7,837,643
BOM Capital plc, 6.699% Sr. Unsec. Nts., 3/11/15[4]	26,205,000		27,384,225
BPCE SFH SA, 3.75% Sr. Sec. Nts., 9/13/21	20,715,000	EUR	29,107,284
Compagnie de Financement Foncier:
4.875% Sec. Nts., 5/25/21	13,605,000	EUR	20,486,740
5.75% Sec. Nts., 10/4/21	5,440,000	EUR	8,701,751
Corp Financiera de Desarrollo SA, 4.75% Sr. Unsec. Nts., 2/8/22[4]	13,525,000		13,998,375
Grupo Aval Ltd., 5.25% Sr. Unsec. Nts., 2/1/17[4]	13,505,000		14,078,963
Halyk Savings Bank of Kazakhstan JSC:
7.25% Unsec. Unsub. Nts., 5/3/17[4]	3,275,000		3,378,163
9.25% Sr. Nts., 10/16/13[4]	60,130,000		64,038,450
ICICI Bank Ltd.:
5.50% Sr. Unsec. Nts., 3/25/15[4]	21,660,000		22,518,711
6.375% Bonds, 4/30/22[3,4]	22,793,000		21,767,315
Lloyds TSB Bank plc:
4.875% Sec. Nts., 1/13/23	8,180,000	EUR	12,238,264
6% Sr. Sec. Nts., 2/8/29	9,095,000	GBP	16,588,759
Sberbank of Russia Via SB Capital SA:
4.95% Sr. Nts., 2/7/17[4]	10,000,000		10,200,000
5.40% Sr. Unsec. Nts., 3/24/17	23,200,000		24,046,800
6.125% Sr. Nts., 2/7/22[4]	38,995,000		40,213,594
Societe Generale SCF SA, 2.024% Sec. Unsub. Nts., 6/19/17[3]	4,500,000		4,270,802
Sparebank 1 Boligkreditt AS, 2.30% Sec. Bonds, 6/30/17[7,8]	22,130,000		22,064,938
Stadshypotek AB:
6% Sec. Unsub. Bonds, 3/18/25	364,000,000	SEK	60,709,729
6% Sec. Unsub. Bonds, 9/21/16	377,000,000	SEK	64,262,151
Swedbank Hypotek AB:
2.375% Sec. Nts., 4/5/17[4]	16,820,000		16,897,052
3.75% Sr. Sec. Unsub. Nts., 3/18/15	364,500,000	SEK	57,202,390
Toronto-Dominion Bank (The), 1.50% Sec. Bonds, 3/13/17[4]	18,130,000		17,953,831
Turkiye Is Bankasi (Isbank), 5.10% Sr. Unsec. Nts., 2/1/16[4]	9,045,000		9,112,838
VEB Finance Ltd., 6.902% Sr. Unsec. Unsub. Nts., 7/9/20[4]	32,705,000		35,484,925
19 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount		Value

Commercial Banks Continued
VTB Capital SA:
6.315% Nts., 2/22/18[4]	$9,065,000		$9,115,764
6.465% Sr. Sec. Unsub. Nts., 3/4/15[4]	5,635,000		6,001,275
Westpac Banking Corp., 2.45% Sr. Sec. Bonds, 11/28/16[4]	22,720,000		22,974,759
WM Covered Bond Program, 4% Sec. Mtg. Nts., Series 2, 9/27/16	152,385,000	EUR	217,089,534
Yapi ve Kredi Bankasi AS, 6.75% Sr. Unsec. Nts., 2/8/17[4]	7,905,000		8,131,874

			1,177,192,491

Consumer Finance—0.0%
JSC Astana Finance, 9.16% Nts., 3/14/12[10]	14,000,000		1,540,000

Diversified Financial Services—0.9%
Autopistas del Nordeste Cayman Ltd., 9.39% Nts., 1/15/26[7]	18,487,974		17,530,297
BA Covered Bond Issuer, 4.25% Sec. Nts., 4/5/17	30,082,000	EUR	41,435,318
Banco Invex SA, 30.695% Mtg.-Backed Certificates, Series 062U, 3/13/34[3,6]	27,603,725	MXN	2,783,163
Bank of America Corp., 4.75% Sr. Unsec. Nts., 4/3/17	9,065,000	EUR	12,541,760
Caisse Centrale Desjardins du Quebec, 1.60% Sec. Bonds, 3/6/17[4]	18,125,000		17,974,309
JPMorgan Hipotecaria su Casita:
8.103% Sec. Nts., 8/26/35[6,7]	34,101,099	MXN	3,032,161
29.03% Mtg.-Backed Certificates, Series 06U, 9/25/35[6]	10,423,079	MXN	1,519,261
Korea Development Bank (The), 4% Sr. Unsec. Unsub. Nts., 9/9/16	14,120,000		14,785,786

			111,602,055

Thrifts & Mortgage Finance—0.1%
Banco Hipotecario SA, 9.75% Sr. Unsec. Nts., 4/27/16[4]	5,360,000		5,152,568
Compagnie de Financement Foncier, 5.625% Sr. Sec. Nts., 6/19/17	3,175,000		3,541,011

			8,693,579

Industrials—0.3%
Construction & Engineering—0.2%
IIRSA Norte Finance Ltd., 8.75% Sr. Nts., 5/30/24[4]	14,691,172		17,281,226
Odebrecht Finance Ltd., 7% Sr. Unsec. Nts., 4/21/20[4]	6,815,000		7,631,437

			24,912,663

Road & Rail—0.1%
Kazakhstan Temir Zholy Finance BV, 6.375% Sr. Unsec. Nts., 10/6/20[4]	7,535,000		8,382,688

Materials—1.0%
Chemicals—0.2%
Braskem America Finance Co., 7.125% Sr. Unsec. Nts., 7/22/41[4]	5,500,000		5,546,750
Braskem Finance Ltd., 5.75% Sr. Unsec. Nts., 4/15/21[4]	23,420,000		24,633,156

			30,179,906
20 | OPPENHEIMER INTERNATIONAL BOND FUND

	Principal
	Amount		Value

Construction Materials—0.2%
CEMEX Espana SA, 9.25% Sr. Sec. Nts., 5/12/20[4]	$8,115,000		$7,526,663
CEMEX SAB de CV, 9% Sr. Sec. Nts., 1/11/18[4]	13,150,000		12,459,625
Rearden G Holdings Eins GmbH, 7.875% Sr. Unsec. Nts., 3/30/20[4]	1,215,000		1,293,125

			21,279,413

Metals & Mining—0.6%
Alrosa Finance SA, 7.75% Nts., 11/3/20[4]	12,010,000		12,880,725
Consolidated Minerals Ltd., 8.875% Sr. Sec. Nts., 5/1/16[4]	9,050,000		7,715,125
CSN Islands XI Corp., 6.875% Sr. Unsec. Nts., 9/21/19[4]	5,700,000		6,508,260
Ferrexpo Finance plc, 7.875% Sr. Unsec. Bonds, 4/7/16[4]	9,520,000		8,901,200
JSC Severstal, 6.70% Nts., 10/25/17[4]	14,820,000		15,060,825
Vale Overseas Ltd., 4.375% Sr. Unsec. Unsub. Nts., 1/11/22[8]	30,000,000		30,271,500

			81,337,635

Telecommunication Services—1.4%
Diversified Telecommunication Services—0.7%
Axtel SAB de CV, 9% Sr. Unsec. Nts., 9/22/19[4]	14,637,000		12,075,525
Brasil Telecom SA, 9.75% Sr. Unsec. Nts., 9/15/16[4]	30,440,000	BRR	17,258,977
Qtel International Finance Ltd., 4.75% Sr. Unsec. Nts., 2/16/21[4]	20,000,000		20,776,000
Telemar Norte Leste SA, 5.50% Sr. Unsec. Nts., 10/23/20[4]	33,596,000		34,704,668

			84,815,170

Wireless Telecommunication Services—0.7%
America Movil SAB de CV, 8.46% Sr. Unsec. Unsub. Bonds, 12/18/36	140,800,000	MXN	10,758,140
MTS International Funding Ltd., 8.625% Sr. Unsec. Nts., 6/22/20[4]	15,235,000		17,700,175
Vimpel Communications/VIP Finance Ireland Ltd. OJSC:
7.748% Sec. Nts., 2/2/21[4]	9,040,000		8,960,900
9.125% Sr. Unsec. Nts., 4/30/18[4]	32,440,000		35,602,900
VimpelCom Holdings BV, 7.504% Sr. Unsec. Unsub. Nts., 3/1/22[4]	15,210,000		14,829,750

			87,851,865

Utilities—2.8%
Electric Utilities—2.2%
Centrais Eletricas Brasileiras SA:
5.75% Sr. Unsec. Unsub. Nts., 10/27/21[4]	16,470,000		18,108,765
6.875% Sr. Unsec. Unsub. Nts., 7/30/19[4]	8,430,000		10,021,584
Empresa Distribuidora y Comercializadora Norte SA, 9.75% Nts., 10/25/22[4]	6,005,000		3,663,050
Empresas Publicas de Medellin ESP, 7.625% Sr. Unsec. Nts., 7/29/19[4]	13,175,000		15,790,238
Eskom Holdings Ltd.:
5.75% Sr. Unsec. Bonds, 1/26/21[4]	14,635,000		15,439,925
21 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount		Value

Electric Utilities Continued
Eskom Holdings Ltd.: Continued
7.85% Sr. Unsec. Unsub. Nts., Series ES26, 4/2/26	294,000,000	ZAR	$34,969,711
10% Nts., Series ES23, 1/25/23	368,000,000	ZAR	53,022,271
Israel Electric Corp. Ltd.:
6.70% Sr. Unsec. Nts., 2/10/17[4]	9,480,000		9,780,819
7.25% Nts., 1/15/19[4]	41,280,000		42,178,748
Majapahit Holding BV:
7.75% Nts., 10/17/16[4]	21,570,000		25,048,163
8% Sr. Unsec. Nts., 8/7/19[4]	15,040,000		18,348,800
National Power Corp., 5.875% Unsec. Unsub. Bonds, 12/19/16	665,100,000	PHP	15,805,126
Perusahaan Listrik Negara PT, 5.50% Sr. Unsec. Nts., 11/22/21[4]	20,220,000		21,281,550

			283,458,750

Energy Traders—0.2%
Colbun SA, 6% Sr. Unsec. Nts., 1/21/20[4]	12,290,000		13,117,178
Comision Federal de Electricidad, 4.875% Sr. Nts., 5/26/21[4]	15,620,000		16,713,400

			29,830,578

Gas Utilities—0.2%
Empresa de Energia de Bogota SA ESP, 6.125% Sr. Unsec. Unsub. Nts., 11/10/21[4]	7,705,000		8,205,825
Transportadora de Gas Internacional SA ESP, 5.70% Sr. Unsec. Nts., 3/20/22[4]	10,300,000		10,485,400

			18,691,225

Multi-Utilities—0.1%
Abu Dhabi National Energy Co. (TAQA), 5.875% Sr. Unsec. Nts., 12/13/21[4]	11,910,000		12,743,700

Water Utilities—0.1%
Cia de Saneamento Basico do Estado de Sao Paulo, 6.25% Sr. Unsec. Nts., 12/16/20[4]	10,885,000		11,646,950

Total Corporate Bonds and Notes (Cost $2,632,361,944)			2,704,117,621

Structured Securities—4.9%
Barclays Bank plc:
Indonesia (Republic of) Total Return Linked Bonds, 10.50%, 8/19/30	99,630,000,000	IDR	14,954,306
Indonesia (Republic of) Total Return Linked Bonds, Series 22, 11%, 9/17/25	33,224,000,000	IDR	5,095,873
Indonesia (Republic of) Total Return Linked Nts., Series 50, 10.50%, 8/19/30	67,450,000,000	IDR	10,124,139
Indonesia (Republic of) Total Return Linked Nts., Series 51, 10.50%, 8/19/30	29,170,000,000	IDR	4,378,371
Indonesia (Republic of) Total Return Linked Nts., Series 51, 11%, 9/17/25	69,180,000,000	IDR	10,610,778
22 | OPPENHEIMER INTERNATIONAL BOND FUND

	Principal
	Amount		Value

Structured Securities Continued
Barclays Bank plc: Continued
Russian Federation Total Return Linked Bonds, 7%, 6/5/15[3]	569,700,000	RUR	$19,441,823
Russian Federation Total Return Linked Bonds, 7%, 6/5/15[3]	1,011,100,000	RUR	34,505,226
Citigroup Funding, Inc.:
ALROSA Russia Corporate Bond Credit Linked Unsec. Nts., 8.25%, 6/25/15[3,7]	182,270,000	RUR	6,277,403
Russian Federation Credit Linked Nts., 7.35%, 1/22/16[3]	670,500,000	RUR	23,000,656
Citigroup Global Markets Holdings, Inc.:
Colombia (Republic of) Credit Linked Bonds, 11.25%, 10/25/18[7]	11,920,000,000	COP	8,200,657
Colombia (Republic of) Credit Linked Nts., Series 02, 10%, 7/25/24[6,7]	6,450,000,000	COP	4,397,882
Colombia (Republic of) Credit Linked Nts., Series 2, 10%, 7/25/24	86,317,000,000	COP	58,854,574
Colombia (Republic of) Total Return Linked Bonds, Series 2, 11%, 7/27/20	26,964,000,000	COP	18,691,927
Credit Suisse First Boston International, Moitk Total Return Linked Nts., 21%, 3/30/11[10]	220,242,600	RUR	22,530
Credit Suisse First Boston, Inc., Russian Specialized Construction & Installation Administration Total Return Linked Nts., 13%, 5/24/10[10]	64,600,000	RUR	220
Credit Suisse Group AG, Russian Moscoblgaz Finance Total Return Linked Nts., 9.25%, 6/27/12	25,800,000	RUR	871,048
Deutsche Bank AG:
Coriolanus Ltd. Sec. Credit Linked Bonds, Series 128, 3.006%, 5/6/25[5,7]	4,460,045		3,145,281
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.061%, 5/6/25[5,7]	5,682,784		4,007,571
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.10%, 5/6/25[5,7]	4,906,174		3,459,896
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.134%, 5/6/25[5,7]	4,385,501		3,092,711
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.187%, 5/6/25[5,7]	5,460,305		3,850,676
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.239%, 5/6/25[5,7]	6,232,108		4,394,962
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.266%, 5/6/25[5,7]	4,978,725		3,511,061
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.343%, 5/6/25[5,7]	4,679,790		3,300,248
JSC VTB Bank Credit Linked Nts., 12%, 6/19/12[3,7]	201,100,000	UAH	24,874,173
Opic Reforma I Credit Linked Nts., Cl. 2A, 8.265%, 5/22/15[3,7]	1,273,571	MXN	95,962
Opic Reforma I Credit Linked Nts., Cl. 2B, 8.265%, 5/22/15[3,7]	2,228,143	MXN	167,888
Opic Reforma I Credit Linked Nts., Cl. 2C, 8.265%, 5/22/15[3,7]	33,594,990	MXN	2,531,349
Opic Reforma I Credit Linked Nts., Cl. 2D, 8.265%, 5/22/15[3,7]	2,448,357	MXN	184,481
Opic Reforma I Credit Linked Nts., Cl. 2E, 8.265%, 5/22/15[3,7]	1,778,777	MXN	134,029
Opic Reforma I Credit Linked Nts., Cl. 2F, 8.265%, 5/22/15[3,7]	1,136,016	MXN	85,598
Opic Reforma I Credit Linked Nts., Cl. 2G, 8.265%, 5/22/15[3,7]	209,208	MXN	15,764
Russian Federation Credit Linked Nts., 7.35%, 1/22/16[3,7]	502,900,000	RUR	17,285,647
Russian Federation Credit Linked Nts., 7.40%, 6/16/17[3,7]	502,900,000	RUR	17,199,905
Eirles Two Ltd. Sec. Nts., Series 335, 2.248%, 4/30/12[3,7]	11,200,000		10,760,960
Goldman Sachs Capital Markets LP, Colombia (Republic of) Credit Linked Nts., 10.476%, 2/8/37[5,7]	376,977,600,000	COP	13,269,848
Hallertau SPC Credit Linked Nts.:
Series 2007-01, 2.838%, 12/20/17[3,7]	42,470,000		38,172,036
Series 2008-01, 9.888%, 8/2/10[5,7,10]	63,164,246	BRR	3,460,201
Series 2008-2A, 8.253%, 9/17/13[7,10]	15,837,500		8,894,900
23 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount		Value

Structured Securities Continued
HSBC Bank USA NA, Indonesia (Republic of) Credit Linked Nts., Series 2, 9.50%, 7/15/31[4]	132,561,000,000	IDR	$18,556,220
JPMorgan Chase & Co.:
Colombia (Republic of) Credit Linked Bonds, 10.19%, 1/5/16[5,7]	68,635,000,000	COP	30,397,750
Colombia (Republic of) Credit Linked Bonds, 10.218%, 10/31/16[5,7]	90,697,000,000	COP	37,950,723
Colombia (Republic of) Credit Linked Nts., 11%, 7/28/20[7]	12,645,000,000	COP	8,765,662
Colombia (Republic of) Credit Linked Nts., Series 2, 11%, 7/28/20[7]	45,193,500,000	COP	31,328,663
Indonesia (Republic of) Credit Linked Bonds, Series 04, 11%, 9/17/25[4]	69,180,000,000	IDR	10,610,778
Indonesia (Republic of) Credit Linked Nts., Series 55, 11%, 9/17/25[4]	67,450,000,000	IDR	10,345,431
Indonesia (Republic of) Total Return Linked Nts., Series 53, 11%, 9/17/25[4]	68,100,000,000	IDR	10,445,128
JPMorgan Chase Bank NA, Indonesia (Republic of) Credit Linked Nts., Series 3, 11%, 9/17/25[4]	29,865,000,000	IDR	4,580,672
LB Peru Trust II Certificates, Series 1998-A, 4.534%, 2/28/16[5,10]	1,426,420		142,642
Merrill Lynch, Colombia (Republic of) Credit Linked Nts., 10%, 11/17/16[7]	13,289,000,000	COP	7,845,932
Morgan Stanley:
Peru (Republic of) Credit Linked Nts., 6.25%, 3/23/17[4]	26,120,000	PEN	8,423,437
Russian Federation Total Return Linked Bonds, Series 007, Cl. VR, 5%, 8/22/34	286,015,414	RUR	4,603,685
Morgan Stanley Capital Services, Inc.:
Brazil (Federative Republic of) Credit Linked Nts., 12.551%, 1/5/22[4,5]	173,500,000	BRR	16,024,597
United Mexican States Credit Linked Nts., 5.64%, 11/20/15[4]	11,760,000		10,107,720
UBS AG, Indonesia (Republic of) Total Return Linked Nts., Series 1, 9.50%, 7/17/31	171,735,000,000	IDR	24,039,895

Total Structured Securities (Cost $657,631,223)			619,491,495

	Expiration	Strike
	Date	Price		Contracts

Options Purchased—0.8%
Canadian Dollar (CAD) Put[11]	9/24/12	1AUD per 1.0198	CAD	44,265,000	1,144,808
Canadian Dollar (CAD) Put[11]	7/19/12	1AUD per 1.0349	CAD	45,370,000	1,118,350
Euro (EUR) FX Futures, 5/21/12 Call[11]	5/7/12	$1.410		1,342	67,100
Euro (EUR) FX Futures, 5/21/12 Call[11]	5/7/12	1.390		269	36,988
Euro (EUR) FX Futures, 6/18/12 Call[11]	4/9/12	1.360		72	2,700
Euro (EUR) FX Futures, 6/18/12 Call[11]	4/9/12	1.370		72	900
Euro (EUR) FX Futures, 6/18/12 Call[11]	5/7/12	1.380		537	127,538
24 | OPPENHEIMER INTERNATIONAL BOND FUND

	Expiration	Strike
	Date	Price		Contracts	Value

Options Purchased Continued
Euro (EUR) FX Futures, 6/18/12 Call[11]	5/7/12	$1.370		536	$274,700
Euro (EUR) FX Futures, 6/18/12 Call[11]	5/7/12	1.390		536	93,800
Euro (EUR) FX Futures, 6/18/12 Put[11]	4/9/12	1.290		152	950
Euro (EUR) FX Futures, 6/18/12 Put[11]	4/9/12	1.310		280	12,250
Euro (EUR) FX Futures, 6/18/12 Put[11]	4/9/12	1.320		746	93,250
Euro (EUR) FX Futures, 6/18/12 Put[11]	4/9/12	1.240		1,018	6,363
Euro (EUR) FX Futures, 6/18/12 Put[11]	4/9/12	1.270		1,048	6,550
Euro (EUR) FX Futures, 6/18/12 Put[11]	4/9/12	1.280		243	1,519
Euro (EUR) FX Futures, 6/18/12 Put[11]	4/9/12	1.290		381	2,381
Euro (EUR) FX Futures, 6/18/12 Put[11]	4/9/12	1.250		1,074	6,713
Euro (EUR) FX Futures, 6/18/12 Put[11]	5/7/12	1.190		538	3,363
Euro (EUR) FX Futures, 6/18/12 Put[11]	5/7/12	1.210		538	6,725
Euro (EUR) FX Futures, 6/18/12 Put[11]	5/7/12	1.240		1,073	40,238
Euro (EUR) FX Futures, 6/18/12 Put[11]	5/7/12	1.280		537	140,963
Euro (EUR) FX Futures, 6/18/12 Put[11]	5/7/12	1.270		1,018	178,150
Euro (EUR) FX Futures, 6/18/12 Put[11]	6/11/12	1.250		459	177,863
Euro (EUR) FX Futures, 6/18/12 Put[11]	6/11/12	1.280		268	217,750
Euro (EUR) FX Futures, 6/18/12 Put[11]	6/11/12	1.300		113	149,725
Euro (EUR) Put[11]	2/12/13	1EUR per 1.305	USD	200,000,000	9,057,724
Euro (EUR) Put[11]	2/12/13	1EUR per 1.305	USD	300,000,000	13,586,586
Euro (EUR) Put[11]	2/7/13	1EUR per 1.30	USD	125,000,000	5,315,370
Euro (EUR) Put[11]	2/15/13	1EUR per 1.30	USD	125,000,000	5,475,775
Euro (EUR) Put[11]	2/19/13	1EUR per 1.30	USD	200,000,000	8,864,926
Euro (EUR) Put[11]	2/21/13	1EUR per 1.31	USD	125,000,000	6,053,846
Japanese Yen (JPY) Call[11]	7/24/12	1USD per 75	JPY	12,244,000,000	346,138
Japanese Yen (JPY) Call[11]	7/24/12	1USD per 75	JPY	12,447,000,000	351,877
Japanese Yen (JPY) Call[11]	8/9/12	1USD per 75	JPY	12,247,830,000	472,521
Japanese Yen (JPY) Call[11]	9/13/12	1USD per 75	JPY	9,071,000,000	581,814
Japanese Yen (JPY) Futures, 6/18/12 Call[11]	4/6/12	129.500		143	894
Japanese Yen (JPY) Futures, 6/18/12 Call[11]	4/6/12	132.500		143	894
Japanese Yen (JPY) Futures, 6/18/12 Call[11]	4/6/12	135.000		108	675
Japanese Yen (JPY) Futures, 6/18/12 Call[11]	4/6/12	138.000		108	675
Japanese Yen (JPY) Futures, 6/18/12 Call[11]	4/9/12	127.000		1	6
Japanese Yen (JPY) Futures, 6/18/12 Call[11]	4/9/12	123.000		80	14,000
Japanese Yen (JPY) Futures, 6/18/12 Call[11]	4/9/12	125.000		107	4,013
Japanese Yen (JPY) Futures, 6/18/12 Call[11]	4/9/12	129.000		1	6
Japanese Yen (JPY) Futures, 6/18/12 Call[11]	6/11/12	139.000		108	2,025
25 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Expiration	Strike
	Date	Price		Contracts	Value

Options Purchased Continued
Japanese Yen (JPY) Futures, 6/18/12 Call[11]	6/11/12	$140.000		5	$63
Japanese Yen (JPY) Futures, 6/18/12 Call[11]	6/11/12	143.000		108	675
Japanese Yen (JPY) Futures, 6/18/12 Call[11]	6/12/12	134.000		269	26,900
Japanese Yen (JPY) Put[11]	3/11/13	1USD per 81.90	JPY	8,230,000,000	4,923,762
Japanese Yen (JPY) Put[11]	3/29/13	1USD per 85	JPY	7,283,000,000	2,945,828
Mexican Nuevo Peso (MXN) Put[11]	9/26/12	1AUD per 13	MXN	94,255,000	2,076,986
U.S. Long Bonds Futures, 6/20/12 Put[11]	4/9/12	135.000		498	77,813
U.S. Long Bonds Futures, 6/20/12 Put[11]	4/9/12	137.000		448	245,000
U.S. Treasury Nts., 10 yr. Futures, 6/20/12 Call[11]	4/9/12	131.000		498	15,563
U.S. Treasury Nts., 10 yr. Futures, 6/20/12 Put[11]	4/9/12	129.000		559	427,984
U.S. Treasury Nts., 10 yr. Futures, 6/20/12 Put[11]	4/23/12	127.500		1,298	243,375
U.S. Treasury Nts., 10 yr. Futures, 6/20/12 Put[11]	4/23/12	125.500		273	17,063
U.S. Treasury Nts., 10 yr. Futures, 6/20/12 Put[11]	4/23/12	126.500		2,493	272,672
U.S. Treasury Nts., 10 yr. Futures, 6/20/12 Put[11]	4/23/12	128.000		2,689	714,266
U.S. Treasury Nts., 10 yr. Futures, 6/20/12 Put[11]	4/23/12	129.000		573	295,453
U.S. Treasury Nts., 10 yr. Futures, 6/20/12 Put[11]	5/29/12	123.500		2,588	242,625
U.S. Treasury Nts., 10 yr. Futures, 6/20/12 Put[11]	5/29/12	127.000		3,781	1,476,953
U.S. Treasury Nts., 3.125%, 11/15/41 Call[11]	5/23/12	104.000		165,000,000	621,000
U.S. Treasury Nts., 3.125%, 11/15/41 Call[11]	5/23/12	103.610		165,000,000	743,297
U.S. Treasury Nts., 3.125%, 11/15/41 Call[11]	5/30/12	103.470		65,500,000	294,750
United States Dollar (USD) Put[11]	8/2/12	1EUR per 1.30	USD	125,000,000	2,443,128
United States Dollar (USD) Put[11]	2/5/13	1EUR per 1.30	USD	250,000,000	10,556,289
United States Dollar (USD) Put[11]	2/7/13	1EUR per 1.30	USD	125,000,000	5,313,154
United States Dollar (USD) Put[11]	2/26/13	1EUR per 1.32	USD	125,000,000	6,435,135
Worst performing of: Euro (EUR) Put/United States Dollar (USD) Call, or the United States		1EUR per 1.275	USD
Dollar (USD) Call/Japanese Yen (JPY) Put[11]	7/26/12	1USD per 79.50	JPY	26,893,000	147,643

Total Options Purchased (Cost $156,559,695)					94,598,779

	Swaption
	Expiration	Notional
	Date	Amount

Swaptions Purchased—0.5%
Bank of America NA, Swap Counterparty, Interest Rate Swaption (European); Swap Terms: Paid: 2.195%; Received: Three-Month USD BBA LIBOR; Termination Date: 10/2/19[11]	10/1/12	$132,000,000	1,461,137
26 | OPPENHEIMER INTERNATIONAL BOND FUND

	Swaption
	Expiration	Notional
	Date	Amount		Value

Swaptions Purchased Continued
Bank of America NA, Swap Counterparty, Interest Rate Swaption (European); Swap Terms: Paid: 2.275%; Received: Three-Month USD BBA LIBOR; Termination Date: 7/9/22[11]	7/6/12	$162,515,000		$3,631,543
Goldman Sachs Group, Inc. (The), Swap Counterparty, Interest Rate Swaption (European); Swap Terms: Paid: 1.88%; Received: Three-Month USD BBA LIBOR; Termination Date: 7/24/19[11]	7/23/12	107,945,000		1,467,280
Goldman Sachs Group, Inc. (The), Swap Counterparty, Interest Rate Swaption (European); Swap Terms: Paid: 1.945%; Received: Three-Month USD BBA LIBOR; Termination Date: 10/2/19[11]	10/1/12	117,550,000		2,057,934
Goldman Sachs Group, Inc. (The), Swap Counterparty, Interest Rate Swaption (European); Swap Terms: Paid: 2.495%; Received: Three-Month USD BBA LIBOR; Termination Date: 11/22/22[11]	11/23/12	213,400,000		6,096,224
Goldman Sachs Group, Inc. (The), Swap Counterparty; Interest Rate Swaption (European); Swap Terms: Paid: 2.185%; Received: Three-Month USD BBA LIBOR; Termination Date: 7/13/22[11]	7/12/12	81,025,000		2,251,721
Goldman Sachs Group, Inc. (The), Swap Counterparty, Interest Rate Swaption (European); Swap Terms: Paid: Three-Month USD BBA LIBOR; Received: 2.185%; Termination Date: 7/13/22[11]	7/12/12	81,025,000		800,285
JPMorgan Chase Bank NA, Swap Counterparty, Interest Rate Swaption (European); Swap Terms: Paid: 1.65%; Received: Three-Month USD BBA LIBOR; Termination Date: 2/25/18[11]	2/22/13	134,605,000		2,037,626
JPMorgan Chase Bank NA, Swap Counterparty, Interest Rate Swaption (European); Swap Terms: Paid: 1.97375%; Received: Three-Month USD BBA LIBOR; Termination Date: 10/1/19[11]	9/28/12	150,000,000		2,482,637
JPMorgan Chase Bank NA, Swap Counterparty, Interest Rate Swaption (European); Swap Terms: Paid: 2.245%; Received: Three-Month USD BBA LIBOR; Termination Date: 7/10/22[11]	7/9/12	162,185,000		3,890,599
JPMorgan Chase Bank NA, Swap Counterparty, Interest Rate Swaption (European); Swap Terms: Paid: 2.557%; Received: Six-Month EUR EURIBOR; Termination Date: 2/20/23[11]	2/19/13	107,750,000	EUR	3,530,001
UBS AG, Swap Counterparty, Interest Rate Swaption (European); Swap Terms: Paid: 1.17%; Received: Six-Month JPY BBA LIBOR; Termination Date: 9/26/22[11]	9/25/12	35,415,000,000	JPY	4,235,850
UBS AG, Swap Counterparty, Interest Rate Swaption (European); Swap Terms: Paid: 2.215%; Received: Three-Month USD BBA LIBOR; Termination Date: 12/4/22[11]	12/3/12	542,135,000		23,136,556
27 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Swaption Expiration	Notional
	Date	Amount		Value

Swaptions Purchased Continued
UBS AG, Swap Counterparty, Interest Rate Swaption (European); Swap Terms: Paid: 2.98%; Received: Six-Month EUR EURIBOR; Termination Date: 3/4/23[11]	3/1/13	134,350,000	EUR	$2,411,910
UBS AG, Swap Counterparty, Interest Rate Swaption (European); Swap Terms: Paid: 3.025%; Received: Six-Month EUR EURIBOR; Termination Date: 2/27/23[11]	2/26/13	134,540,000	EUR	2,217,204

Total Swaptions Purchased (Cost $73,144,589)				61,708,507

	Shares

Investment Company—3.9%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.22%[12,13] (Cost $496,604,049)	496,604,049	496,604,049
Total Investments, at Value (Cost $12,638,750,290)	100.5%	12,749,746,126
Liabilities in Excess of Other Assets	(0.5)	(57,156,683)

Net Assets	100.0%	$12,692,589,443

Footnotes to Statement of Investments
Principal and notional amounts are reported in U.S. Dollars, except for those denoted in the following currencies:

AUD	Australian Dollar
BRR	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound Sterling
HUF	Hungarian Forint
IDR	Indonesia Rupiah
JPY	Japanese Yen
MXN	Mexican Nuevo Peso
MYR	Malaysian Ringgit
PEN	Peruvian New Sol
PHP	Philippines Peso
PLZ	Polish Zloty
RUR	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	New Turkish Lira
UAH	Ukraine Hryvnia
ZAR	South African Rand

*	March 30, 2012 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

1.	All or a portion of the security position is held in collateral accounts to cover the Fund’s obligations under certain derivative contracts. The aggregate market value of such securities is $58,514,390. See Note 6 of the accompanying Notes.

2.	All or a portion of the security position is held in collateralized accounts to cover initial margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $9,619,808. See Note 6 of the accompanying Notes.

3.	Represents the current interest rate for a variable or increasing rate security.

4.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $2,250,488,607 or 17.73% of the Fund’s net assets as of March 30, 2012.

5.	Zero coupon bond reflects effective yield on the date of purchase.

6.	Denotes an inflation-indexed security: coupon or principal are indexed to a consumer price index.

7.	Restricted security. The aggregate value of restricted securities as of March 30, 2012 was $424,256,306, which represents 3.34% of the Fund’s net assets. See Note 7 of the accompanying Notes. Information concerning restricted securities is as follows:
28 | OPPENHEIMER INTERNATIONAL BOND FUND

				Unrealized
	Acquisition			Appreciation
Security	Dates	Cost	Value	(Depreciation)

Autopistas del Nordeste Cayman Ltd., 9.39% Nts., 1/15/26	2/22/06-10/20/09	$16,103,746	$17,530,297	$1,426,551
Citigroup Funding, Inc., ALROSA Russia Corporate Bond Credit Linked Unsec. Nts., 8.25%, 6/25/15	3/1/11	6,434,538	6,277,403	(157,135)
Citigroup Global Markets Holdings, Inc., Colombia (Republic of) Credit Linked Bonds, 11.25%, 10/25/18	12/9/08	5,046,239	8,200,657	3,154,418
Citigroup Global Markets Holdings, Inc., Colombia (Republic of) Credit Linked Nts., Series 02, 10%, 7/25/24	3/28/12	4,561,740	4,397,882	(163,858)
Deutsche Bank AG, Coriolanus Ltd. Sec. Credit Linked Bonds, Series 128, 3.006%, 5/6/25	10/8/10	3,046,209	3,145,281	99,072
Deutsche Bank AG, Coriolanus Ltd. Sec. Credit Linked Bonds, 3.343%, 5/6/25	4/16/09	3,104,325	3,300,248	195,923
Deutsche Bank AG, Coriolanus Ltd. Sec. Credit Linked Bonds, 3.266%, 5/6/25	8/18/09	3,322,990	3,511,061	188,071
Deutsche Bank AG, Coriolanus Ltd. Sec. Credit Linked Bonds, 3.239%, 5/6/25	9/25/09	4,168,480	4,394,962	226,482
Deutsche Bank AG, Coriolanus Ltd. Sec. Credit Linked Bonds, 3.187%, 5/6/25	12/17/09	3,668,093	3,850,676	182,583
Deutsche Bank AG, Coriolanus Ltd. Sec. Credit Linked Bonds, 3.134%, 5/6/25	3/30/10	2,959,559	3,092,711	133,152
Deutsche Bank AG, Coriolanus Ltd. Sec. Credit Linked Bonds, 3.10%, 5/6/25	5/18/10	3,321,933	3,459,896	137,963
Deutsche Bank AG, Coriolanus Ltd. Sec. Credit Linked Bonds, 3.061%, 5/6/25	7/16/10	3,860,941	4,007,571	146,630
Deutsche Bank AG, JSC VTB Bank Credit Linked Nts., 12%, 6/19/12	6/30/11	25,279,782	24,874,173	(405,609)
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 2A, 8.265%, 5/22/15	5/21/08	122,792	95,962	(26,830)
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 2B, 8.265%, 5/22/15	6/12/08	214,813	167,888	(46,925)
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 2C, 8.265%, 5/22/15	6/18/08	3,259,229	2,531,349	(727,880)
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 2D, 8.265%, 5/22/15	7/8/08	237,353	184,481	(52,872)
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 2E, 8.265%, 5/22/15	7/15/08	172,730	134,029	(38,701)
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 2F, 8.265%, 5/22/15	8/8/08	111,830	85,598	(26,232)
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 2G, 8.265%, 5/22/15	8/22/08	20,634	15,764	(4,870)
Deutsche Bank AG, Russian Federation Credit Linked Nts., 7.35%, 1/22/16	2/2/12	16,742,908	17,285,647	542,739
Deutsche Bank AG, Russian Federation Credit Linked Nts., 7.40%, 6/16/17	2/2/12	16,620,453	17,199,905	579,452
Eirles Two Ltd. Sec. Nts., Series 335, 2.248%, 4/30/12	9/17/07-2/24/09	11,182,366	10,760,960	(421,406)
Goldman Sachs Capital Markets LP, Colombia (Republic of) Credit Linked Nts., 10.476%, 2/8/37	1/18/07	39,372,343	13,269,848	(26,102,495)
Hallertau SPC Credit Linked Nts., Series 2007-01, 2.838%, 12/20/17	12/13/07	42,470,000	38,172,036	(4,297,964)
Hallertau SPC Credit Linked Nts., Series 2008-01, 9.888%, 8/2/10	4/18/08-10/1/08	31,666,704	3,460,201	(28,206,503)
29 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued

				Unrealized
	Acquisition			Appreciation
Security	Dates	Cost	Value	(Depreciation)

Hallertau SPC Credit Linked Nts., Series 2008-2A, 8.253%, 9/17/13	10/23/08-2/26/09	$15,905,529	$8,894,900	$(7,010,629)
Jaguar Land Rover plc, 8.25% Sr. Nts., 3/15/20	3/22/12	13,905,517	14,198,876	293,359
JPMorgan Chase & Co., Colombia (Republic of) Credit Linked Bonds, 10.19%, 1/5/16	12/6/05	11,167,708	30,397,750	19,230,042
JPMorgan Chase & Co., Colombia (Republic of) Credit Linked Bonds, 10.218%, 10/31/16	10/16/06	14,183,697	37,950,723	23,767,026
JPMorgan Chase & Co., Colombia (Republic of) Credit Linked Nts., 11%, 7/28/20	8/24/10	8,639,316	8,765,662	126,346
JPMorgan Chase & Co., Colombia (Republic of) Credit Linked Nts., Series 2, 11%, 7/28/20	10/6/10	31,291,516	31,328,663	37,147
JPMorgan Hipotecaria su Casita, 8.103% Sec. Nts., 8/26/35	3/21/07	3,092,229	3,032,161	(60,068)
Merrill Lynch, Colombia (Republic of) Credit Linked Nts., 10%, 11/17/16	10/20/06	5,679,060	7,845,932	2,166,872
Russian Federation Unsec. Bonds, 4.50%, 4/4/22	3/28/12	26,149,562	26,524,380	374,818
Russian Federation Unsec. Bonds, 5.625%, 4/4/42	3/28/12	38,543,190	39,845,835	1,302,645
Sparebank 1 Boligkreditt AS, 2.30% Sec. Bonds, 6/30/17	3/29/12	22,076,003	22,064,938	(11,065)

		$437,706,057	$424,256,306	$(13,449,751)

8.	All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after March 30, 2012. See Note 1 of the accompanying Notes.

9.	This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

10.	This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See Note 1 of the accompanying Notes.

11.	Non-income producing security.

12.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 30, 2012, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	September 30, 2011	Additions	Reductions	March 30, 2012

Oppenheimer Institutional Money Market Fund, Cl. E	236,989,845	3,039,337,111	2,779,722,907	496,604,049

	Value	Income

Oppenheimer Institutional Money Market Fund, Cl. E	$496,604,049	$395,104

13.	Rate shown is the 7-day yield as of March 30, 2012.
Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent

Japan	$1,844,918,929	14.5%
United States	1,077,924,437	8.5
Brazil	999,896,974	7.8
Mexico	960,076,105	7.5
Russia	902,990,231	7.1
Australia	679,301,148	5.3
United Kingdom	661,301,075	5.2
30 | OPPENHEIMER INTERNATIONAL BOND FUND

Geographic Holdings	Value	Percent

South Africa	$629,347,947	4.9%
Turkey	479,738,972	3.8
Italy	406,293,001	3.2
Colombia	342,259,485	2.7
Poland	340,837,289	2.7
Indonesia	334,049,781	2.6
Peru	269,918,943	2.1
France	260,456,318	2.0
Venezuela	212,411,258	1.7
Sweden	199,071,322	1.6
Belgium	189,683,958	1.5
Spain	187,770,322	1.5
Canada	176,753,422	1.4
Kazakhstan	143,472,584	1.1
Hungary	134,824,445	1.1
The Netherlands	126,820,072	1.0
European Union	82,909,527	0.7
Austria	82,357,946	0.6
Ukraine	79,970,359	0.6
Israel	78,721,004	0.6
Philippines	77,036,969	0.6
Uruguay	70,126,053	0.5
Argentina	65,743,491	0.5
Qatar	58,209,194	0.5
Germany	50,063,159	0.4
Malaysia	48,038,723	0.4
Romania	44,745,750	0.4
India	44,286,026	0.3
Chile	43,981,854	0.3
Denmark	42,753,455	0.3
Panama	42,023,220	0.3
Finland	31,336,600	0.2
Switzerland	31,323,634	0.2
Trinidad & Tobago	27,917,780	0.2
Korea, Republic of South	26,902,419	0.2
Sri Lanka	22,488,404	0.2
Norway	22,064,938	0.2
Latvia	21,496,831	0.2
Lithuanua	21,367,500	0.2
Singapore	20,867,922	0.2
Dominican Republic	17,530,297	0.1
United Arab Emirates	12,743,700	0.1
Ghana	11,712,750	0.1
Supranational	10,908,603	0.1

Total	$12,749,746,126	100.0%

Foreign Currency Exchange Contracts as of March 30, 2012 are as follows:

		Contract
Counterparty/		Amount		Expiration		Unrealized	Unrealized
Contract Description	Buy/Sell	(000’s)		Date	Value	Appreciation	Depreciation

Bank of America:
Chilean Peso (CLP)	Sell	5,497,400	CLP	4/17/12	$11,227,153	$—	$43,346
Colombian Peso (COP)	Sell	29,738,000	COP	5/29/12	16,517,348	77,518	—
Euro (EUR)	Buy	98,640	EUR	4/17/12-5/23/12	131,584,086	1,377,102	250,836
31 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Foreign Currency Exchange Contracts: Continued

		Contract
Counterparty/		Amount		Expiration		Unrealized	Unrealized
Contract Description	Buy/Sell	(000’s)		Date	Value	Appreciation	Depreciation

Bank of America: Continued
Euro (EUR)	Sell	14,531	EUR	4/17/12-4/30/12	$19,382,207	$—	$431,271
Indonesia Rupiah (IDR)	Buy	212,993,000	IDR	4/17/12	23,254,150	75,088	179,482
Indonesia Rupiah (IDR)	Sell	270,417,000	IDR	4/9/12	29,546,843	—	140,906
Malaysian Ringgit (MYR)	Buy	968,336	MYR	4/17/12-6/26/12	314,642,198	1,800,037	1,380,893
Malaysian Ringgit (MYR)	Sell	4,380	MYR	4/17/12	1,427,982	—	9,837
Mexican Nuevo Peso (MXN)	Buy	20,200	MXN	4/17/12	1,576,292	10,151	—
New Taiwan Dollar (TWD)	Buy	454,010	TWD	4/12/12	15,383,442	—	53,824
New Taiwan Dollar (TWD)	Sell	353,400	TWD	4/17/12	11,974,695	—	111,977
New Turkish Lira (TRY)	Sell	100,655	TRY	4/25/12	56,150,397	—	2,374,079
Peruvian New Sol (PEN)	Sell	62,640	PEN	4/12/12	23,483,984	—	275,477
Polish Zloty (PLZ)	Buy	83,543	PLZ	4/2/12	26,874,418	207,168	—
Polish Zloty (PLZ)	Sell	204,890	PLZ	4/10/12	65,835,893	—	1,167,185
Singapore Dollar (SGD)	Buy	98,440	SGD	4/17/12-4/30/12	78,312,040	—	366,421
Singapore Dollar (SGD)	Sell	6,410	SGD	4/17/12	5,099,309	—	29,110

						3,547,064	6,814,644
Bank Paribas Asia
Hungarian Forint (HUF)	Sell	2,134,000	HUF	4/25/12	9,631,809	—	225,500
Barclay’s Capital:
British Pound Sterling (GBP)	Buy	8,278	GBP	4/17/12	13,239,123	90,171	—
British Pound Sterling (GBP)	Sell	16,288	GBP	4/17/12	26,049,630	—	384,986
Chilean Peso (CLP)	Buy	5,493,000	CLP	4/17/12	11,218,167	—	66,887
Chinese Renminbi (Yuan) (CNY)	Sell	21,240	CNY	4/17/12	3,371,589	1,981	—
Euro (EUR)	Buy	219,628	EUR	4/17/12-7/23/12	292,996,236	1,843,060	14,598
Euro (EUR)	Sell	37,940	EUR	4/3/12-4/17/12	50,604,300	—	166,448
Hungarian Forint (HUF)	Buy	1,164,000	HUF	4/25/12	5,253,714	—	25,916
Hungarian Forint (HUF)	Sell	16,866,000	HUF	6/12/12	75,641,952	10,899,924	146,013
Israeli Shekel (ILS)	Buy	95,390	ILS	4/2/13	25,370,920	484,408	—
Israeli Shekel (ILS)	Sell	95,390	ILS	4/2/13	25,370,920	—	188,101
Mexican Nuevo Peso (MXN)	Sell	642,400	MXN	10/18/12	49,288,894	—	1,500,164
New Taiwan Dollar (TWD)	Buy	22,700	TWD	4/17/12	769,173	723	—
New Taiwan Dollar (TWD)	Sell	100,610	TWD	4/17/12	3,409,095	—	30,426
Norwegian Krone (NOK)	Buy	3,600	NOK	4/17/12	631,750	—	2,410
Polish Zloty (PLZ)	Sell	1,520	PLZ	5/23/12	486,078	1,737	—
Russian Ruble (RUR)	Buy	5,230,710	RUR	4/17/12-5/2/12	177,637,599	512,700	21,509
Russian Ruble (RUR)	Sell	4,483,200	RUR	9/28/12-10/2/12	148,975,204	22,929	55,675
Swedish Krona (SEK)	Buy	213,640	SEK	4/17/12	32,269,849	779,836	—
Swedish Krona (SEK)	Sell	268,790	SEK	4/30/12	40,578,446	—	468,318

						14,637,469	3,071,451
Citigroup:
Australian Dollar (AUD)	Buy	14,286	AUD	4/17/12	14,769,770	—	550,436
Australian Dollar (AUD)	Sell	275,144	AUD	4/17/12-5/23/12	283,551,560	9,776,565	—
Brazilian Real (BRR)	Buy	73,010	BRR	5/3/12	39,698,359	—	220,720
Brazilian Real (BRR)	Sell	186,543	BRR	5/3/12	101,430,640	518,635	—
British Pound Sterling (GBP)	Sell	8,790	GBP	5/23/12	14,054,391	—	159,387
32 | OPPENHEIMER INTERNATIONAL BOND FUND

Foreign Currency Exchange Contracts: Continued

		Contract
Counterparty/		Amount		Expiration		Unrealized	Unrealized
Contract Description	Buy/Sell	(000’s)		Date	Value	Appreciation	Depreciation

Citigroup: Continued
Chilean Peso (CLP)	Buy	9,664,400	CLP	4/17/12-6/14/12	$19,618,389	$—	$151,676
Chilean Peso (CLP)	Sell	19,230,000	CLP	4/17/12	39,272,775	90,847	130,630
Chinese Renminbi (Yuan) (CNY)	Buy	21,240	CNY	4/17/12	3,371,589	—	3,321
Colombian Peso (COP)	Buy	92,492,487	COP	4/2/12-4/17/12	51,684,975	525,850	37,461
Colombian Peso (COP)	Sell	172,616,100	COP	4/9/12-6/12/12	96,093,435	134,793	239,927
Euro (EUR)	Buy	45,350	EUR	4/26/12	60,490,264	1,345,295	—
Euro (EUR)	Sell	61,980	EUR	4/26/12-5/10/12	82,673,852	741,666	1,368,832
Hungarian Forint (HUF)	Buy	16,866,000	HUF	6/12/12	75,641,952	525,041	—
Indian Rupee (INR)	Buy	15,030	INR	4/17/12	293,843	2,470	—
Japanese Yen (JPY)	Buy	231,400	JPY	4/17/12	2,796,142	11,582	—
Japanese Yen (JPY)	Sell	678,000	JPY	4/17/12	8,192,672	317,721	—
Mexican Nuevo Peso (MXN)	Buy	402,000	MXN	10/18/12	30,843,922	60,844	—
Mexican Nuevo Peso (MXN)	Sell	1,762,750	MXN	4/17/12-10/18/12	136,670,141	574,187	550,394
Philippines Peso (PHP)	Buy	60,750	PHP	4/17/12	1,413,159	—	4,246
Singapore Dollar (SGD)	Sell	25,880	SGD	4/17/12	20,588,163	4,583	82
Swedish Krona (SEK)	Sell	179,530	SEK	5/23/12	27,078,057	—	782,823
Swiss Franc (CHF)	Sell	3,315	CHF	5/10/12	3,674,121	—	21,731

						14,630,079	4,221,666
Credit Suisse:
British Pound Sterling (GBP)	Sell	11,390	GBP	5/23/12	18,211,548	—	238,579
New Turkish Lira (TRY)	Sell	152,460	TRY	7/17/13	78,024,833	—	4,155,368
Polish Zloty (PLZ)	Buy	105,645	PLZ	4/10/12	33,946,180	630,192	—
Russian Ruble (RUR)	Buy	926,530	RUR	4/26/12	31,475,998	74,589	—
South African Rand (ZAR)	Buy	11,520	ZAR	4/17/12	1,498,043	—	19,344
South African Rand (ZAR)	Sell	2,175,650	ZAR	4/11/12-5/15/12	282,428,550	20,387	10,445,799
Swedish Krona (SEK)	Buy	268,790	SEK	4/30/12	40,578,446	870,077	—

						1,595,245	14,859,090
Deutsche Bank Securities, Inc.:
Australian Dollar (AUD)	Sell	293,310	AUD	4/30/12	302,796,618	949,352	—
Hungarian Forint (HUF)	Buy	4,367,000	HUF	4/25/12	19,710,455	29,306	49,609
Indian Rupee (INR)	Buy	760,190	INR	4/17/12	14,862,037	176,073	28,447
Indonesia Rupiah (IDR)	Sell	73,435,400	IDR	4/17/12	8,017,530	169,248	—
Malaysian Ringgit (MYR)	Buy	60,085	MYR	5/10/12	19,557,240	—	394,611
Mexican Nuevo Peso (MXN)	Buy	100,250	MXN	4/17/12	7,822,936	—	79,128
Philippines Peso (PHP)	Sell	749,000	PHP	4/19/12	17,420,582	—	202,191
Polish Zloty (PLZ)	Buy	21,285	PLZ	4/10/12	6,839,362	128,556	—
Russian Ruble (RUR)	Sell	20,940	RUR	4/17/12	712,294	—	1,114
Singapore Dollar (SGD)	Buy	176,169	SGD	4/17/12	140,146,679	3,084,729	1,182
South African Rand (ZAR)	Sell	1,155,130	ZAR	6/12/12	148,975,574	2,385,871	—
South Korean Won (KRW)	Buy	193,699,000	KRW	4/17/12-6/19/12	169,965,017	—	413,352

						6,923,135	1,169,634
Goldman Sachs & Co.:
British Pound Sterling (GBP)	Buy	12,748	GBP	4/17/12	20,388,058	404,409	—
British Pound Sterling (GBP)	Sell	65,199	GBP	4/17/12-4/30/12	104,265,875	—	2,549,870
Czech Koruna (CZK)	Sell	331,050	CZK	4/17/12	17,810,884	—	897,546
Euro (EUR)	Sell	282,440	EUR	4/25/12	376,729,825	—	8,357,455
33 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Foreign Currency Exchange Contracts: Continued

		Contract
Counterparty/		Amount		Expiration		Unrealized	Unrealized
Contract Description	Buy/Sell	(000’s)		Date	Value	Appreciation	Depreciation

Goldman Sachs & Co.: Continued
Hungarian Forint (HUF)	Buy	9,016,000	HUF	4/25/12	$40,693,716	$529,751	$—
Hungarian Forint (HUF)	Sell	6,266,000	HUF	4/25/12	28,281,591	—	1,336,915
Japanese Yen (JPY)	Buy	27,069,000	JPY	5/23/12	327,195,915	—	10,339,084
Mexican Nuevo Peso (MXN)	Sell	1,841,900	MXN	5/3/12-12/13/12	142,586,024	7,297	1,158,056
New Turkish Lira (TRY)	Buy	83,640	TRY	4/25/12	46,658,578	3,502,064	—
New Turkish Lira (TRY)	Sell	57,973	TRY	4/3/12-4/25/12	32,341,260	151,472	167,414
Polish Zloty (PLZ)	Buy	176,940	PLZ	4/10/12	56,854,912	1,533,713	—
Polish Zloty (PLZ)	Sell	153,920	PLZ	4/10/12-5/23/12	49,338,053	—	159,068
South African Rand (ZAR)	Buy	1,255	ZAR	4/17/12	163,198	1,467	—
South African Rand (ZAR)	Sell	10,870	ZAR	4/17/12	1,413,518	—	12,710
South Korean Won (KRW)	Buy	87,665,000	KRW	4/19/12	77,256,447	203,933	268,295

						6,334,106	25,246,413
HSBC:
Indonesia Rupiah (IDR)	Buy	165,608,000	IDR	5/9/12	18,040,011	—	340,455
New Turkish Lira (TRY)	Buy	152,460	TRY	7/17/13	78,024,833	—	260,148

						—	600,603
JP Morgan Chase:
Australian Dollar (AUD)	Buy	13,569	AUD	4/17/12	14,028,490	—	471,034
Australian Dollar (AUD)	Sell	56,221	AUD	4/17/12-6/29/12	57,708,981	257,654	—
Canadian Dollar (CAD)	Buy	1,515	CAD	4/17/12	1,518,364	—	12,325
Canadian Dollar (CAD)	Sell	7,129	CAD	4/2/12-4/17/12	7,144,679	—	15,354
Colombian Peso (COP)	Buy	42,798,000	COP	4/17/12	23,890,486	87,846	46,563
Czech Koruna (CZK)	Buy	331,050	CZK	4/17/12	17,810,884	186,047	—
Euro (EUR)	Sell	441,976	EUR	4/2/12-7/23/12	589,540,580	—	13,944,809
Hungarian Forint (HUF)	Sell	2,003,000	HUF	10/24/12	8,836,629	227,548	—
Indonesia Rupiah (IDR)	Buy	307,461,000	IDR	5/9/12	33,492,342	—	689,752
Malaysian Ringgit (MYR)	Buy	17,820	MYR	4/17/12	5,809,736	—	49,685
Mexican Nuevo Peso (MXN)	Buy	736,105	MXN	4/17/12-6/29/12	57,088,788	30,259	75,800
New Taiwan Dollar (TWD)	Buy	56,100	TWD	4/17/12	1,900,907	1,144	—
Norwegian Krone (NOK)	Buy	1,400	NOK	4/17/12	245,680	202	—
Singapore Dollar (SGD)	Buy	12,970	SGD	4/17/12	10,317,947	9,449	36,364
South Korean Won (KRW)	Buy	3,269,600	KRW	4/17/12	2,881,848	1,739	989

						801,888	15,342,675
Nomura Securities:
Canadian Dollar (CAD)	Sell	6,325	CAD	4/17/12	6,339,046	8,652	14,791
Japanese Yen (JPY)	Buy	678,000	JPY	4/17/12	8,192,672	—	137,590
Swedish Krona (SEK)	Buy	1,176	SEK	4/17/12	177,632	1,687	—
Swedish Krona (SEK)	Sell	210,640	SEK	4/17/12	31,816,705	—	865,901
Swiss Franc (CHF)	Buy	20,640	CHF	5/10/12	22,875,975	—	203,271

						10,339	1,221,553
RBS Greenwich Capital:
New Zealand Dollar (NZD)	Buy	10,038	NZD	4/17/12	8,209,710	—	162,082
New Zealand Dollar (NZD)	Sell	12,312	NZD	4/17/12	10,069,531	1,149	77,950
Swiss Franc (CHF)	Buy	54,450	CHF	4/26/12	60,337,581	1,472,716	—
Swiss Franc (CHF)	Sell	54,450	CHF	4/26/12	60,337,581	—	1,472,525

						1,473,865	1,712,557
34 | OPPENHEIMER INTERNATIONAL BOND FUND

Foreign Currency Exchange Contracts: Continued

		Contract
Counterparty/		Amount		Expiration		Unrealized	Unrealized
Contract Description	Buy/Sell	(000’s)		Date	Value	Appreciation	Depreciation

Standard Chartered Bank
Malaysian Ringgit (MYR)	Buy	205,140	MYR	5/10/12	$66,771,611	$—	$1,245,630
State Street:
Australian Dollar (AUD)	Buy	4,760	AUD	4/17/12	4,921,189	—	52,821
Australian Dollar (AUD)	Sell	13,510	AUD	4/17/12	13,967,492	199,644	—
New Turkish Lira (TRY)	Buy	27,300	TRY	4/17/12	15,257,460	260,225	—
South African Rand (ZAR)	Buy	100,440	ZAR	4/17/12	13,061,064	1,476	87,586
South African Rand (ZAR)	Sell	585	ZAR	4/17/12	76,073	89	—

						461,434	140,407
UBS Investment Bank
Indonesia Rupiah (IDR)	Buy	418,110,000	IDR	4/9/12-7/9/12	45,528,112	14,458	623,524
Westpac:
Australian Dollar (AUD)	Buy	19,991	AUD	4/17/12	20,667,960	—	297,317
Australian Dollar (AUD)	Sell	29,152	AUD	4/17/12	30,139,181	548,404	—
Canadian Dollar (CAD)	Buy	21,552	CAD	4/17/12	21,599,860	61,369	63,233
Canadian Dollar (CAD)	Sell	22,010	CAD	4/17/12	22,058,877	—	133,614
Japanese Yen (JPY)	Buy	573,000	JPY	4/17/12	6,923,895	—	50,896
New Zealand Dollar (NZD)	Buy	16,042	NZD	4/17/12	13,120,161	65,473	1,506
New Zealand Dollar (NZD)	Sell	22,448	NZD	4/17/12	18,359,392	159,121	49,363

						834,367	595,929

Total unrealized appreciation and depreciation						$51,263,449	$77,091,276

Futures Contracts as of March 30, 2012 are as follows:

					Unrealized
		Number of	Expiration		Appreciation/
Contract Description	Buy/Sell	Contracts	Date	Value	(Depreciation)

Euro-Bundesobligation	Sell	885	6/7/12	$146,490,817	$137,908
Euro-Bundesobligation	Sell	415	6/7/12	76,652,596	(255,049)
U.S. Treasury Nts., 5 yr.	Sell	1,321	6/29/12	161,874,102	531,312
U.S. Treasury Nts., 10 yr.	Sell	498	6/20/12	64,483,219	209,531

					$623,702

Written Options as of March 30, 2012 are as follows:

								Unrealized
		Number of	Exercise		Expiration	Premiums		Appreciation/
Description	Type	Contracts	Price		Date	Received	Value	(Depreciation)

Euro (EUR)	Put	200,000,000	1EUR per 1.23	USD	2/19/13	$8,366,460	$(4,936,642)	$3,429,818
Euro (EUR)	Call	125,000,000	1EUR per 1.40	USD	2/21/13	4,098,500	(3,429,923)	668,577
Euro (EUR)	Call	125,000,000	1EUR per 1.41	USD	2/25/13	3,825,610	(3,436,988)	388,622
Euro (EUR) FX Futures, 5/21/12	Call	2,146	1.400		5/7/12	238,099	(160,950)	77,149
Euro (EUR) FX Futures, 6/18/12	Call	1,073	1.375		5/7/12	387,278	(335,313)	51,965
Euro (EUR) FX Futures, 6/18/12	Call	537	1.370		5/7/12	193,641	(214,800)	(21,159)
35 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Written Options: Continued

								Unrealized
		Number of	Exercise		Expiration	Premiums		Appreciation/
Description	Type	Contracts	Price		Date	Received	Value	(Depreciation)

Euro (EUR) FX Futures, 6/18/12	Call	268	1.400		6/11/12	$93,259	$(100,500)	$(7,241)
Euro (EUR) FX Futures, 6/18/12	Call	143	1.365		4/9/12	49,307	(2,681)	46,626
Euro (EUR) FX Futures, 6/18/12	Call	135	1.420		6/11/12	114,477	(25,313)	89,164
Euro (EUR) FX Futures, 6/18/12	Put	2,382	1.250		4/9/12	234,788	(14,888)	219,900
Euro (EUR) FX Futures, 6/18/12	Put	2,061	1.260		4/9/12	385,323	(12,881)	372,442
Euro (EUR) FX Futures, 6/18/12	Put	1,600	1.255		4/9/12	277,488	(10,000)	267,488
Euro (EUR) FX Futures, 6/18/12	Put	1,079	1.150		6/11/12	825,542	(20,231)	805,311
Euro (EUR) FX Futures, 6/18/12	Put	1,075	1.200		5/7/12	226,750	(6,719)	220,031
Euro (EUR) FX Futures, 6/18/12	Put	1,075	1.250		5/7/12	253,625	(67,188)	186,437
Euro (EUR) FX Futures, 6/18/12	Put	1,074	1.220		5/7/12	138,793	(20,138)	118,655
Euro (EUR) FX Futures, 6/18/12	Put	1,071	1.260		5/7/12	185,744	(120,488)	65,256
Euro (EUR) FX Futures, 6/18/12	Put	806	1.200		6/11/12	267,059	(70,525)	196,534
Euro (EUR) FX Futures, 6/18/12	Put	728	1.300		4/9/12	39,284	(18,200)	21,084
Euro (EUR) FX Futures, 6/18/12	Put	350	1.275		4/9/12	25,722	(2,188)	23,534
Euro (EUR) FX Futures, 6/18/12	Put	154	1.295		4/9/12	3,531	(1,925)	1,606
Euro (EUR) FX Futures, 6/18/12	Put	23	1.265		4/9/12	8,301	(144)	8,157
Euro (EUR) FX Futures, 6/18/12	Put	8	1.220		6/11/12	1,487	(1,300)	187
Japanese Yen (JPY)	Call	8,400,000,000	1USD per 82	JPY	9/20/12	2,246,487	(2,769,060)	(522,573)
Japanese Yen (JPY)	Call	7,436,725,000	1USD per 82	JPY	9/20/12	1,918,131	(2,451,516)	(533,385)
Japanese Yen (JPY)	Put	7,283,000,000	1USD per 90	JPY	3/29/13	1,379,724	(1,477,502)	(97,778)
Japanese Yen (JPY) Futures, 6/18/12	Call	285	131.000		4/6/12	28,281	(1,781)	26,500
Japanese Yen (JPY) Futures, 6/18/12	Call	269	138.000		6/11/12	40,936	(6,725)	34,211
Japanese Yen (JPY) Futures, 6/18/12	Call	268	136.000		6/11/12	12,979	(11,725)	1,254
Japanese Yen (JPY) Futures, 6/18/12	Call	216	136.500		4/6/12	35,976	(1,350)	34,626
Japanese Yen (JPY) Futures, 6/18/12	Call	215	124.000		4/9/12	29,830	(16,125)	13,705
Japanese Yen (JPY) Futures, 6/18/12	Call	215	141.000		6/11/12	31,912	(2,688)	29,224
36 | OPPENHEIMER INTERNATIONAL BOND FUND

Written Options: Continued

							Unrealized
		Number of	Exercise	Expiration	Premiums		Appreciation/
Description	Type	Contracts	Price	Date	Received	Value	(Depreciation)

Japanese Yen (JPY) Futures, 6/18/12	Call	2	128.000	4/9/12	$397	$(13)	$384
U.S. Long Bonds Futures, 6/20/12	Put	996	136.000	4/9/12	138,041	(295,688)	(157,647)
U.S. Treasury Nts., 10 yr. Futures, 6/20/12	Put	5,359	127.000	4/23/12	1,551,100	(753,609)	797,491
U.S. Treasury Nts., 10 yr. Futures, 6/20/12	Put	2,138	126.000	4/23/12	108,510	(167,031)	(58,521)
U.S. Treasury Nts., 10 yr. Futures, 6/20/12	Put	2,042	124.500	4/23/12	208,854	(63,813)	145,041
U.S. Treasury Nts., 10 yr. Futures, 6/20/12	Put	1,297	125.000	4/23/12	59,007	(60,797)	(1,790)
U.S. Treasury Nts., 10 yr. Futures, 6/20/12	Put	1,218	128.000	4/9/12	57,935	(114,188)	(56,253)
U.S. Treasury Nts., 10 yr. Futures, 6/20/12	Put	5,176	124.500	5/29/12	882,482	(727,875)	154,607
U.S. Treasury Nts., 10 yr. Futures, 6/20/12	Put	1,193	125.500	5/29/12	203,401	(242,328)	(38,927)
United States Dollar (USD)	Call	125,000,000	1EUR per 1.39USD	8/2/12	1,938,253	(1,312,100)	626,153
United States Dollar (USD)	Call	125,000,000	1EUR per 1.41USD	2/25/13	4,017,809	(3,436,988)	580,821
United States Dollar (USD)	Call	125,000,000	1EUR per 1.42USD	2/26/13	3,805,116	(3,031,113)	774,003
United States Dollar (USD)	Call	125,000,000	1EUR per 1.42USD	2/26/13	3,846,348	(3,066,370)	779,978
United States Dollar (USD)	Put	125,000,000	1EUR per 1.235USD	8/2/12	2,410,665	(875,359)	1,535,306

					$45,192,242	$(33,895,669)	$11,296,573

Exercise price is reported in U.S. Dollars (USD), except for those denotedin the following currencies:

EUR	Euro
JPY	Japanese Yen
Credit Default Swap Contracts as of March 30, 2012 are as follows:

			Pay/		Upfront
	Buy/Sell	Notional	Receive		Payment		Unrealized
Reference Entity/	Credit	Amount	Fixed	Termination	Received/		Appreciation
Swap Counterparty	Protection	(000’s)	Rate	Date	(Paid)	Value	(Depreciation)

Brazil (Federative Republic of)
Deutsche Bank AG	Sell	$34,920	1.0%	6/20/17	$311,120	$(414,220)	$(103,100)

	Total	34,920			311,120	(414,220)	(103,100)

Istanbul Bond Co. SA for Finansbank AS
Morgan Stanley Capital Services, Inc.	Sell	10,410	1.3	3/24/13	—	(219,564)	(219,564)

	Total	10,410			—	(219,564)	(219,564)
37 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Credit Default Swap Contracts: Continued

			Pay/		Upfront
	Buy/Sell	Notional	Receive		Payment		Unrealized
Reference Entity/	Credit	Amount	Fixed	Termination	Received/		Appreciation
Swap Counterparty	Protection	(000’s)	Rate	Date	(Paid)	Value	(Depreciation)

Russian Federation
Goldman Sachs Bank USA	Buy	$80,770	1.0%	6/20/17	$(3,044,200)	$3,350,051	$305,851

	Total	80,770			(3,044,200)	3,350,051	305,851

Turkey (Republic of)
Goldman Sachs Bank USA	Sell	80,770	1.0	6/20/17	4,513,526	(5,032,157)	(518,631)

	Total	80,770			4,513,526	(5,032,157)	(518,631)

United Mexican States
HSBC Bank USA NA	Sell	900	1.0	6/20/17	4,456	(8,811)	(4,355)

	Total	900			4,456	(8,811)	(4,355)

			Grand Total Buys		(3,044,200)	3,350,051	305,851
			Grand Total Sells		4,829,102	(5,674,752)	(845,650)

			Total Credit Default Swaps		$1,784,902	$(2,324,701)	$(539,799)

The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:

Type of Reference	Total Maximum Potential
Asset on which	Payments for Selling		Reference
the Fund Sold	Credit Protection	Amount	Asset Rating
Protection	(Undiscounted)	Recoverable*	Range**

Investment Grade Single Name Corporate Debt	$10,410,000	$—	BBB-
Investment Grade Sovereign Debt	35,820,000	—	BBB
Non-Investment Grade Sovereign Debt	80,770,000	—	BB

Total	$127,000,000	$—

*	The Fund has no amounts recoverable from related purchased protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds no collateral which can offset or reduce potential payments under a triggering event.

**	The period end reference asset security ratings, as rated by any rating organization, are included in the equivalent Standard & Poor’s rating category. The reference asset rating represents the likelihood of a potential credit event on the reference asset which would result in a related payment by the Fund.
Interest Rate Swap Contracts as of March 30, 2012 are as follows:

	Notional
Interest Rate/	Amount		Paid by	Received by	Termination
Swap Counterparty	(000’s)		the Fund	the Fund	Date	Value

BZDI:
Bank of America NA	$80,150	BRR	BZDI	9.565%	1/2/14	$71,585
Citibank NA	80,200	BRR	BZDI	9.490	1/2/14	44,097
Goldman Sachs Group, Inc. (The)	106,930	BRR	BZDI	11.390	1/5/15	1,784,200
Goldman Sachs Group, Inc. (The)	137,000	BRR	BZDI	10.380	1/2/17	(91,026)
Goldman Sachs Group, Inc. (The)	246,895	BRR	BZDI	9.490	1/2/14	87,072
Goldman Sachs Group, Inc. (The)	80,200	BRR	BZDI	9.480	1/2/14	17,491
JPMorgan Chase Bank NA	300,000	BRR	BZDI	10.810	1/2/17	2,173,212

Total	1,031,375	BRR				4,086,631
38 | OPPENHEIMER INTERNATIONAL BOND FUND

Interest Rate Swap Contracts: Continued

	Notional
Interest Rate/	Amount		Paid by	Received by	Termination
Swap Counterparty	(000’s)		the Fund	the Fund	Date	Value

MXN TIIE BANXICO:
Bank of America NA	489,700	MXN	MXN TIIE BANXICO	6.140%	2/13/19	$(118,002)
Credit Suisse International	135,500	MXN	MXN TIIE BANXICO	7.010	7/24/31	(790,035)
Goldman Sachs Group, Inc. (The)	480,600	MXN	MXN TIIE BANXICO	6.140	2/13/19	(115,810)
Merrill Lynch & Co., Inc.	70,365	MXN	MXN TIIE BANXICO	6.990	7/24/31	(421,905)

Total	1,176,165	MXN				(1,445,752)

Six-Month AUD BBR BBSW:
Barclays Bank plc	101,000	AUD	4.533%	Six-Month AUD BBR BBSW	9/14/17	352,537
Barclays Bank plc	236,985	AUD	Three-Month AUD BBR BBSW	4.140	9/14/14	750,670

Total	337,985	AUD				1,103,207

Six-Month EUR EURIBOR:
Bank of America Merrill Lynch	27,080	EUR	Six-Month EUR EURIBOR	2.218	1/4/21	104,525
Royal Bank of Scotland plc (The)	101,735	EUR	Six-Month EUR EURIBOR	1.475	1/4/17	(414,686)

Total	128,815	EUR				(310,161)

Three-Month CAD BA CDOR:
Bank of America Merrill Lynch	66,380	CAD	Three-Month CAD BA CDOR	1.861	3/28/17	34,483
JPMorgan Chase Bank NA	90,650	CAD	Three-Month CAD BA CDOR	2.390	3/6/22	(1,145,300)

Total	157,030	CAD				(1,110,817)

Three-Month USD BBA LIBOR:
Bank of America NA	34,460	CAD	1.664	Three-Month USD BBA LIBOR	2/25/19	166,192
Goldman Sachs Group, Inc. (The)	34,460		1.669	Three-Month USD BBA LIBOR	2/23/19	154,660
JPMorgan Chase Bank NA	89,745		2.040	Three-Month USD BBA LIBOR	3/8/22	1,845,566

Total	158,665					2,166,418
39 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Interest Rate Swap Contracts: Continued

	Notional
Interest Rate/	Amount		Paid by	Received by	Termination
Swap Counterparty	(000’s)		the Fund	the Fund	Date	Value

Three-Month ZAR JIBAR SAFEX:
Barclays Bank plc	135,500	ZAR	Three-Month ZAR JIBAR SAFEX	7.480%	8/17/21	$(92,275)
Goldman Sachs Group, Inc. (The)	137,600	ZAR	Three-Month ZAR JIBAR SAFEX	7.480	8/17/21	(93,705)
HSBC Bank USA NA	135,500	ZAR	Three-Month ZAR JIBAR SAFEX	7.470	8/17/21	(104,486)

Total	408,600	ZAR				(290,466)

				Total Interest Rate Swaps		$4,199,060

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

AUD	Australian Dollar
BRR	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
MXN	Mexican Nuevo Peso
ZAR	South African Rand

Abbreviations/Definitions are as follows:

BA CDOR	Canada Bankers Acceptances Deposit Offering Rate
BANXICO	Banco de Mexico
BBA	British Bankers’ Association
BBA LIBOR	British Bankers’ Association London-Interbank Offered Rate
BBR BBSW	Bank Bill Swap Reference Rate (Australian Financial Market)
BZDI	Brazil Interbank Deposit Rate
EURIBOR	Euro Interbank Offered Rate
JIBAR	South Africa Johannesburg Interbank Agreed Rate
SAFEX	South African Futures Exchange
TIIE	Interbank Equilibrium Interest Rate
The following table aggregates, as of period end, the amount receivable from/(payable to) each counterparty with whom the Fund has entered into a swap agreement. Swaps are individually disclosed in the preceding tables.
Swap Summary as of March 30, 2012 is as follows:

		Notional
	Swap Type from	Amount
Swap Counterparty	Fund Perspective	(000’s)		Value

Bank of America Merrill Lynch:
	Interest Rate	66,380	CAD	$34,483
	Interest Rate	27,080	EUR	104,525

				139,008
40 | OPPENHEIMER INTERNATIONAL BOND FUND

Swap Summary: Continued

		Notional
	Swap Type from	Amount
Swap Counterparty	Fund Perspective	(000’s)		Value

Bank of America NA:
	Interest Rate	80,150	BRR	$71,585
	Interest Rate	489,700	MXN	(118,002)
	Interest Rate	34,460		166,192

				119,775
Barclays Bank plc:
	Interest Rate	337,985	AUD	1,103,207
	Interest Rate	135,500	ZAR	(92,275)

				1,010,932
Citibank NA	Interest Rate	80,200	BRR	44,097
Credit Suisse International	Interest Rate	135,500	MXN	(790,035)
Deutsche Bank AG	Credit Default Sell Protection	34,920		(414,220)
Goldman Sachs Bank USA:
	Credit Default Buy Protection	80,770		3,350,051
	Credit Default Sell Protection	80,770		(5,032,157)

				(1,682,106)
Goldman Sachs Group, Inc. (The):
	Interest Rate	571,025	BRR	1,797,737
	Interest Rate	480,600	MXN	(115,810)
	Interest Rate	34,460		154,660
	Interest Rate	137,600	ZAR	(93,705)

				1,742,882
HSBC Bank USA NA:
	Credit Default Sell Protection	900		(8,811)
	Interest Rate	135,500	ZAR	(104,486)

				(113,297)
JPMorgan Chase Bank NA:
	Interest Rate	300,000	BRR	2,173,212
	Interest Rate	90,650	CAD	(1,145,300)
	Interest Rate	89,745		1,845,566

				2,873,478
Merrill Lynch & Co., Inc.	Interest Rate	70,365	MXN	(421,905)
Morgan Stanley Capital Services, Inc.	Credit Default Sell Protection	10,410		(219,564)
Royal Bank of Scotland plc (The)	Interest Rate	101,735	EUR	(414,686)

		Total Swaps		$1,874,359

Notional amount is reported in U.S.Dollars (USD), except for those denoted in the following currencies:

AUD	Australian Dollar
BRR	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
MXN	Mexican Nuevo Peso
ZAR	South African Rand
41 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
As of March 30, 2012, the Fund had entered into the following written swaption contracts:

		Underlying
		Swap Type	Notional		Swaption			Unrealized
Reference Entity/	Swaption	from Fund	Amount		Expiration	Premium		Appreciation
Swaption Counterparty	Description	Perspective	(000’s)		Date	Received	Value	(Depreciation)

MXN TIIE BANXICO
JPMorgan Chase Bank NA	Interest Rate Swaption (European); Swap Terms: Paid: MXN TIIE BANXICO; Received: 6.45%; Termination Date: 8/14/19	Interest Rate Pay Floating	498,500	MXN	8/22/12	$863,835	$(802,506)	$61,329

Six-Month EUR EURIBOR:
Goldman Sachs Group, Inc. (The)	Interest Rate Swaption (European); Swap Terms: Paid: 2.65%; Received: Six-Month EUR EURIBOR; Termination Date: 12/1/42	Interest Rate Pay Fixed	80,610	EUR	11/30/12	4,059,605	(2,979,852)	1,079,753
Goldman Sachs Group, Inc. (The)	Interest Rate Swaption (European); Swap Terms: Paid: 2.71%; Received: Six-Month EUR EURIBOR; Termination Date: 11/17/42	Interest Rate Pay Fixed	80,825	EUR	11/16/12	4,382,791	(3,287,271)	1,095,520

						8,442,396	(6,267,123)	2,175,273

Six-Month GBP BBA LIBOR
JPMorgan Chase Bank NA	Interest Rate Swaption (European); Swap Terms: Paid: 3.231%; Received: Six-Month GBP BBA LIBOR; Termination Date: 2/14/43	Interest Rate Pay Fixed	22,675	GBP	2/15/13	2,249,186	(1,791,617)	457,569

Six-Month JPY BBA LIBOR
UBS AG	Interest Rate Swaption (European); Swap Terms: Paid: 1.67%; Received: Six-Month JPY BBA LIBOR; Termination Date: 9/26/22	Interest Rate Pay Fixed	35,412,225	JPY	9/25/12	1,329,916	(503,973)	825,943
42 | OPPENHEIMER INTERNATIONAL BOND FUND

As of March 30, 2012, the Fund had entered into the following written swaption contracts: Continued

		Underlying
		Swap Type	Notional		Swaption			Unrealized
Reference Entity/	Swaption	from Fund	Amount		Expiration	Premium		Appreciation
Swaption Counterparty	Description	Perspective	(000’s)		Date	Received	Value	(Depreciation)

Three-Month CAD BA CDOR:
Bank of America NA	Interest Rate Swaption (Euorpean); Swap Terms: Paid: 2.27%; Received: Three-Month CAD BA CDOR; Termination Date: 8/27/22	Interest Rate Pay Fixed	53,780	CAD	8/28/12	$608,292	$(524,016)	$84,276
Bank of America NA	Interest Rate Swaption (European); Swap Terms: Paid: 2.30%; Received: Three-Month CAD BA CDOR; Termination Date: 9/5/22	Interest Rate Pay Fixed	26,880	CAD	9/6/12	289,323	(296,990)	(7,667)
Bank of America NA	Interest Rate Swaption (European); Swap Terms: Paid: 2.53%; Received: Three-Month CAD BA CDOR; Termination Date: 9/24/22	Interest Rate Pay Fixed	26,825	CAD	9/25/12	303,517	(546,446)	(242,929)
Bank of America NA	Interest Rate Swaption (European); Swap Terms: Paid: 2.61%; Received: Three-Month CAD BA CDOR; Termination Date: 9/21/22	Interest Rate Pay Fixed	53,665	CAD	9/24/12	611,151	(1,275,921)	(664,770)
Bank of America NA	Interest Rate Swaption (European); Swap Terms: Paid: 2.665%; Received: Three-Month CAD BA CDOR; Termination Date: 6/27/22	Interest Rate Pay Fixed	53,625	CAD	6/28/12	819,237	(1,180,095)	(360,858)

						2,631,520	(3,823,468)	(1,191,948)
43 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
As of March 30, 2012, the Fund had entered into the following written swaption contracts: Continued

		Underlying
		Swap Type	Notional	Swaption			Unrealized
Reference Entity/	Swaption	from Fund	Amount	Expiration	Premium		Appreciation
Swaption Counterparty	Description	Perspective	(000’s)	Date	Received	Value	(Depreciation)

Three-Month USD BBA LIBOR:
Bank of America NA	Interest Rate Swaption (European); Swap Terms: Paid: 2.93%; Received: Three-Month USD BBA LIBOR; Termination Date: 8/18/22	Interest Rate Pay Fixed	$107,770	8/17/12	$1,163,916	$(801,372)	$362,544
Bank of America NA	Interest Rate Swaption (European); Swap Terms: Paid: 2.315%; Received: Three-Month USD BBA LIBOR; Termination Date: 5/31/22	Interest Rate Pay Fixed	297,000	5/30/12	8,598,150	(3,699,216)	4,898,934
Goldman Sachs Group, Inc. (The)	Interest Rate Swaption (European); Swap Terms: Paid: 2.1625%; Received: Three-Month USD BBA LIBOR; Termination Date: 8/20/24	Interest Rate Pay Fixed	404,135	8/17/12	6,474,243	(3,141,273)	3,332,970
Goldman Sachs Group, Inc. (The)	Interest Rate Swaption (European); Swap Terms: Paid: 2.89%; Received: Three-Month USD BBA LIBOR; Termination Date: 8/30/22	Interest Rate Pay Fixed	268,905	8/29/12	2,803,335	(1,976,652)	826,683
Goldman Sachs Group, Inc. (The)	Interest Rate Swaption (European); Swap Terms: Paid: 2.91%; Received: Three-Month USD BBA LIBOR; Termination Date: 8/17/22	Interest Rate Pay Fixed	134,705	8/16/12	1,427,873	(957,726)	470,147
44 | OPPENHEIMER INTERNATIONAL BOND FUND

As of March 30, 2012, the Fund had entered into the following written swaption contracts: Continued

		Underlying
		Swap Type	Notional	Swaption			Unrealized
Reference Entity/	Swaption	from Fund	Amount	Expiration	Premium		Appreciation
Swaption Counterparty	Description	Perspective	(000’s)	Date	Received	Value	(Depreciation)

Three-Month USD BBA LIBOR: Continued
Goldman Sachs Group, Inc. (The)	Interest Rate Swaption (European); Swap Terms: Paid: 2.92%; Received: Three-Month USD BBA LIBOR; Termination Date: 9/10/22	Interest Rate Pay Fixed	$268,880	9/7/12	$2,836,684	$(2,223,990)	$612,694
Goldman Sachs Group, Inc. (The)	Interest Rate Swaption (European); Swap Terms: Paid: 3%; Received: Three-Month USD BBA LIBOR; Termination Date: 8/24/22	Interest Rate Pay Fixed	107,725	8/23/12	1,141,885	(943,291)	198,594
JPMorgan Chase Bank NA	Interest Rate Swaption (European); Swap Terms: Paid: 1.74%; Received: Three-Month USD BBA LIBOR; Termination Date: 9/10/19	Interest Rate Pay Fixed	33,600	9/7/12	529,200	(268,502)	260,698

		Total where Fund pays a fixed rate			24,975,286	(14,012,022)	10,963,264
Bank of America NA	Interest Rate Swaption (European); Swap Terms: Paid: Three-Month USD BBA LIBOR; Received: 1.175%; Termination Date: 10/2/15	Interest Rate Pay Floating	309,000	10/1/12	621,090	(655,046)	(33,956)
Goldman Sachs Group, Inc. (The)	Interest Rate Swaption (European); Swap Terms: Paid: Three-Month USD BBA LIBOR; Received: 1.115%; Termination Date: 10/1/15	Interest Rate Pay Floating	500,000	9/28/12	1,962,500	(1,813,171)	149,329
45 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
As of March 30, 2012, the Fund had entered into the following written swaption contracts: Continued

		Underlying
		Swap Type	Notional	Swaption			Unrealized
Reference Entity/	Swaption	from Fund	Amount	Expiration	Premium		Appreciation
Swaption Counterparty	Description	Perspective	(000’s)	Date	Received	Value	(Depreciation)

Three-Month USD BBA LIBOR: Continued
Goldman Sachs Group, Inc. (The)	Interest Rate Swaption (European); Swap Terms: Paid: Three-Month USD BBA LIBOR; Received: 1.115%; Termination Date: 10/2/15	Interest Rate Pay Floating	$345,735	10/1/12	$1,253,289	$(1,263,138)	$(9,849)
Goldman Sachs Group, Inc. (The)	Interest Rate Swaption (European); Swap Terms: Paid: Three-Month USD BBA LIBOR; Received: 2.25%; Termination Date: 12/19/16	Interest Rate Pay Floating	268,560	12/18/12	1,342,800	(1,236,381)	106,419
Goldman Sachs Group, Inc. (The)	Interest Rate Swaption (European); Swap Terms: Paid: Three-Month USD BBA LIBOR; Received: 2.35%; Termination Date: 12/19/16	Interest Rate Pay Floating	161,015	12/18/12	845,329	(661,732)	183,597
JPMorgan Chase Bank NA	Interest Rate Swaption (European); Swap Terms: Paid: Three-Month USD BBA LIBOR; Received: 3%; Termination Date: 9/19/22	Interest Rate Pay Floating	134,280	9/18/12	1,510,650	(1,122,686)	387,964

		Total where Fund pays a floating rate			7,535,658	(6,752,154)	783,504

		Total			32,510,944	(20,764,176)	11,746,768

		Total Written Swaptions			$48,027,797	$(33,952,863)	$14,074,934

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound Sterling
JPY	Japanese Yen
MXN	Mexican Nuevo Peso
Abbreviations/Definitions are as follows:

BA CDOR	Canada Bankers Acceptances Deposit Offering Rate
BANXICO	Banco de Mexico
BBA LIBOR	British Bankers’ Association London-Interbank Offered Rate
See accompanying Notes to Financial Statements.
46 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited

March 30, 2012[1]
Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $12,142,146,241)	$12,253,142,077
Affiliated companies (cost $496,604,049)	496,604,049

12,749,746,126
Cash	17,415,715
Cash—foreign currencies (cost $5,392,531)	5,053,575
Unrealized appreciation on foreign currency exchange contracts	51,263,449
Appreciated swaps, at value (upfront payments paid $3,044,200)	10,936,341
Receivables and other assets:
Investments sold (including $10,276,368 sold on a when-issued or delayed delivery basis)	286,408,978
Interest, dividends and principal paydowns	172,049,026
Closed foreign currency contracts	23,673,581
Shares of beneficial interest sold	20,663,977
Futures margins	375,219
Other	308,247

Total assets	13,337,894,234

Liabilities
Appreciated options written, at value (premiums received $38,794,106)	26,002,259
Depreciated options written, at value (premiums received $6,398,136)	7,893,410
Appreciated swaptions written, at value (premiums received $44,130,190)	28,735,227
Depreciated swaptions written, at value (premiums received $3,897,607)	5,217,636
Unrealized depreciation on foreign currency exchange contracts	77,091,276
Depreciated swaps, at value (upfront payments received $4,829,102)	9,061,982
Payables and other liabilities:
Investments purchased (including $127,710,227 purchased on a when-issued or delayed delivery basis)	418,034,051
Closed foreign currency contracts	31,446,579
Shares of beneficial interest redeemed	28,436,987
Dividends	5,299,439
Foreign capital gains tax	2,204,903
Transfer and shareholder servicing agent fees	2,129,850
Distribution and service plan fees	1,560,788
Shareholder communications	1,436,140
Trustees’ compensation	150,986
Futures margins	99,402
Other	503,876

Total liabilities	645,304,791

Net Assets	$12,692,589,443

47 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Composition of Net Assets
Par value of shares of beneficial interest	$2,007,356
Additional paid-in capital	12,643,368,764
Accumulated net investment income	55,212,759
Accumulated net realized loss on investments and foreign currency transactions	(119,701,835)
Net unrealized appreciation on investments and translation of assets and liabilities
denominated in foreign currencies	111,702,399

Net Assets	$12,692,589,443

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $5,948,321,798 and 940,068,131 shares of beneficial interest outstanding)	$6.33
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)	$6.65

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $210,401,030 and 33,377,397 shares of beneficial interest outstanding)	$6.30

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,648,538,902 and 261,484,367 shares of beneficial interest outstanding)	$6.30

Class I Shares:
Net asset value, redemption price and offering price per share (based on net assets of $9,943 and 1,572 shares of beneficial interest outstanding)	$6.32

Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $312,816,809 and 49,582,029 shares of beneficial interest outstanding)	$6.31

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $4,572,500,961 and 722,842,931 shares of beneficial interest outstanding)	$6.33

1.	March 30, 2012 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.
See accompanying Notes to Financial Statements.
48 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended March 30, 2012[1]
Investment Income
Interest	$318,028,286
Dividends from affiliated companies	395,104

Total investment income	318,423,390

Expenses
Management fees	32,033,964
Distribution and service plan fees:
Class A	7,701,990
Class B	1,096,908
Class C	8,466,267
Class N	794,892
Transfer and shareholder servicing agent fees:
Class A	6,628,789
Class B	332,654
Class C	1,300,740
Class I	1
Class N	844,894
Class Y	4,150,274
Shareholder communications:
Class A	402,342
Class B	32,004
Class C	102,982
Class N	44,906
Class Y	389,412
Custodian fees and expenses	946,093
Trustees’ compensation	106,936
Administration service fees	750
Other	403,622

Total expenses	65,780,420
Less waivers and reimbursements of expenses	(471,395)

Net expenses	65,309,025

Net Investment Income	253,114,365
49 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF OPERATIONS Unaudited / Continued

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments from unaffiliated companies (including premiums on options exercised)	$116,498,579
Closing and expiration of option contracts written	57,342,882
Closing and expiration of swaption contracts	9,862,564
Closing and expiration of futures contracts	(21,021,742)
Foreign currency transactions	(314,887,909)
Swap contracts	34,307,902

Net realized loss	(117,897,724)
Net change in unrealized appreciation/depreciation on:
Investments (net of foreign capital gains tax of $1,980,075)	147,460,578
Translation of assets and liabilities denominated in foreign currencies	171,265,217
Futures contracts	943,477
Option contracts written	29,370,405
Swaption contracts	27,114,365
Swap contracts	(17,214,900)

Net change in unrealized appreciation/depreciation	358,939,142

Net Increase in Net Assets Resulting from Operations	$494,155,783

1.	March 30, 2012 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.
See accompanying Notes to Financial Statements.
50 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	March 30, 2012[1]	September 30,
	(Unaudited)	2011
Operations
Net investment income	$253,114,365	$499,241,488
Net realized gain (loss)	(117,897,724)	429,087,086
Net change in unrealized appreciation/depreciation	358,939,142	(1,329,563,552)
Net increase (decrease) in net assets resulting from operations	494,155,783	(401,234,978)

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(208,438,444)	(273,559,292)
Class B	(6,468,515)	(7,831,778)
Class C	(51,090,466)	(60,588,582)
Class I	(76)	—
Class N	(9,903,476)	(11,364,173)
Class Y	(151,213,968)	(159,472,734)

	(427,114,945)	(512,816,559)
Distributions from net realized gain:
Class A	—	(67,640,498)
Class B	—	(2,573,295)
Class C	—	(18,386,099)
Class I	—	—
Class N	—	(2,982,092)
Class Y	—	(33,433,111)

	—	(125,015,095)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(464,808,834)	(481,762,050)
Class B	(17,531,917)	(39,838,753)
Class C	(85,744,542)	(158,114,001)
Class I	10,000	—
Class N	(10,899,181)	37,467,579
Class Y	464,804,200	1,000,192,004

	(114,170,274)	357,944,779

Net Assets
Total decrease	(47,129,436)	(681,121,853)
Beginning of period	12,739,718,879	13,420,840,732

End of period (including accumulated net investment income of $55,212,759 and $229,213,339, respectively)	$12,692,589,443	$12,739,718,879

1.	March 30, 2012 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.
See accompanying Notes to Financial Statements.
51 | OPPENHEIMER INTERNATIONAL BOND FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	March 30, 2012[1]			Year Ended September 30,
Class A	(Unaudited)	2011	2010	2009	2008	2007
Per Share Operating Data
Net asset value, beginning of period	$6.29	$6.80	$6.54	$5.96	$6.41	$5.80

Income (loss) from investment operations:
Net investment income[2]	.13	.25	.26	.22	.26	.24
Net realized and unrealized gain (loss)	.12	(.44)	.31	.74	(.23)	.62

Total from investment operations	.25	(.19)	.57	.96	.03	.86

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.21)	(.26)	(.26)	(.33)	(.45)	(.24)
Distributions from net realized gain	—	(.06)	(.05)	(.05)	(.03)	(.01)

Total dividends and/or distributions to shareholders	(.21)	(.32)	(.31)	(.38)	(.48)	(.25)

Net asset value, end of period	$6.33	$6.29	$6.80	$6.54	$5.96	$6.41

Total Return, at Net Asset Value[3]	4.10%	(2.88)%	9.04%	16.83%	(0.01)%	15.18%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,948,321	$6,382,276	$7,406,875	$7,268,308	$8,241,801	$6,300,320

Average net assets (in thousands)	$6,172,984	$7,004,799	$7,345,330	$6,632,191	$8,331,255	$4,988,412

Ratios to average net assets:[4]
Net investment income	4.00%	3.80%	4.04%	3.77%	4.02%	3.97%
Total expenses[5]	1.00%	0.98%	0.98%	0.99%	0.92%	0.94%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.00%	0.98%	0.98%	0.98%	0.91%	0.93%

Portfolio turnover rate	48%	80%	146%	112%	105%	68%

1.	March 30, 2012 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended March 30, 2012	1.00%
Year Ended September 30, 2011	0.98%
Year Ended September 30, 2010	0.98%
Year Ended September 30, 2009	1.00%
Year Ended September 30, 2008	0.93%
Year Ended September 30, 2007	0.95%
See accompanying Notes to Financial Statements.
52 | OPPENHEIMER INTERNATIONAL BOND FUND

	Six Months
	Ended
	March 30, 2012[1]			Year Ended September 30,
Class B	(Unaudited)	2011	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$6.27	$6.78	$6.52	$5.94	$6.39	$5.78

Income (loss) from investment operations:
Net investment income[2]	.10	.19	.20	.17	.21	.19
Net realized and unrealized gain (loss)	.12	(.44)	.31	.74	(.24)	.62

Total from investment operations	.22	(.25)	.51	.91	(.03)	.81

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.19)	(.20)	(.20)	(.28)	(.39)	(.19)
Distributions from net realized gain	—	(.06)	(.05)	(.05)	(.03)	(.01)

Total dividends and/or distributions to shareholders	(.19)	(.26)	(.25)	(.33)	(.42)	(.20)

Net asset value, end of period	$6.30	$6.27	$6.78	$6.52	$5.94	$6.39

Total Return, at Net Asset Value[3]	3.50%	(3.74)%	8.13%	15.87%	(0.84)%	14.26%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$210,401	$226,660	$286,029	$284,424	$314,676	$259,285

Average net assets (in thousands)	$218,985	$257,491	$279,115	$269,970	$311,097	$240,238

Ratios to average net assets:[4]
Net investment income	3.14%	2.93%	3.18%	2.89%	3.19%	3.12%
Total expenses[5]	1.86%	1.84%	1.85%	1.86%	1.74%	1.79%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.86%	1.84%	1.85%	1.85%	1.73%	1.78%

Portfolio turnover rate	48%	80%	146%	112%	105%	68%

1.	March 30, 2012 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended March 30, 2012	1.86%
Year Ended September 30, 2011	1.84%
Year Ended September 30, 2010	1.85%
Year Ended September 30, 2009	1.87%
Year Ended September 30, 2008	1.75%
Year Ended September 30, 2007	1.80%
See accompanying Notes to Financial Statements.
53 | OPPENHEIMER INTERNATIONAL BOND FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	March 30, 2012[1]			Year Ended September 30,
Class C	(Unaudited)	2011	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$6.27	$6.78	$6.52	$5.94	$6.39	$5.78

Income (loss) from investment operations:
Net investment income[2]	.10	.21	.21	.18	.21	.20
Net realized and unrealized gain (loss)	.12	(.45)	.31	.74	(.23)	.62

Total from investment operations	.22	(.24)	.52	.92	(.02)	.82

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.19)	(.21)	(.21)	(.29)	(.40)	(.20)
Distributions from net realized gain	—	(.06)	(.05)	(.05)	(.03)	(.01)

Total dividends and/or distributions to shareholders	(.19)	(.27)	(.26)	(.34)	(.43)	(.21)

Net asset value, end of period	$6.30	$6.27	$6.78	$6.52	$5.94	$6.39

Total Return, at Net Asset Value[3]	3.58%	(3.58)%	8.29%	16.04%	(0.74)%	14.39%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,648,539	$1,724,712	$2,029,424	$1,812,805	$1,835,312	$1,357,937

Average net assets (in thousands)	$1,690,481	$1,891,414	$1,965,153	$1,594,278	$1,833,929	$1,078,601

Ratios to average net assets:[4]
Net investment income	3.31%	3.10%	3.34%	3.05%	3.29%	3.24%
Total expenses[5]	1.69%	1.68%	1.69%	1.71%	1.64%	1.67%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.69%	1.68%	1.69%	1.70%	1.63%	1.66%

Portfolio turnover rate	48%	80%	146%	112%	105%	68%

1.	March 30, 2012 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended March 30, 2012	1.69%
Year Ended September 30, 2011	1.68%
Year Ended September 30, 2010	1.69%
Year Ended September 30, 2009	1.72%
Year Ended September 30, 2008	1.65%
Year Ended September 30, 2007	1.68%
See accompanying Notes to Financial Statements.
54 | OPPENHEIMER INTERNATIONAL BOND FUND

Period
Ended
March 30, 2012[1,2]
Class I	(Unaudited)
Per Share Operating Data
Net asset value, beginning of period	$6.36

Income (loss) from investment operations:
Net investment income[3]	.05
Net realized and unrealized loss	(.04)

Total from investment operations	.01

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.05)
Distributions from net realized gain	—

Total dividends and/or distributions to shareholders	(.05)

Net asset value, end of period	$6.32

Total Return, at Net Asset Value[4]	0.14%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10

Average net assets (in thousands)	$10

Ratios to average net assets:[5]
Net investment income	4.46%
Total expenses[6]	0.56%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.56%

Portfolio turnover rate	48%

1.	For the period from January 27, 2012 (inception of offering) to March 30, 2012.

2.	March 30, 2012 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

3.	Per share amounts calculated based on the average shares outstanding during the period.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year.

5.	Annualized for periods less than one full year.

6.	Total expenses including indirect expenses from affiliated fund were as follows:

Period Ended March 30, 2012	0.56%
See accompanying Notes to Financial Statements.
55 | OPPENHEIMER INTERNATIONAL BOND FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	March 30, 2012[1]			Year Ended September 30,
Class N	(Unaudited)	2011	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$6.28	$6.79	$6.52	$5.95	$6.40	$5.79

Income (loss) from investment operations:
Net investment income[2]	.11	.22	.23	.20	.23	.22
Net realized and unrealized gain (loss)	.12	(.44)	.32	.72	(.23)	.61

Total from investment operations	.23	(.22)	.55	.92	—	.83

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.20)	(.23)	(.23)	(.30)	(.42)	(.21)
Distributions from net realized gain	—	(.06)	(.05)	(.05)	(.03)	(.01)

Total dividends and/or distributions to shareholders	(.20)	(.29)	(.28)	(.35)	(.45)	(.22)

Net asset value, end of period	$6.31	$6.28	$6.79	$6.52	$5.95	$6.40

Total Return, at Net Asset Value[3]	3.70%	(3.28)%	8.80%	16.23%	(0.44)%	14.71%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$312,817	$322,070	$310,338	$258,219	$258,223	$153,181

Average net assets (in thousands)	$317,441	$325,834	$279,336	$233,767	$223,531	$112,319

Ratios to average net assets:[4]
Net investment income	3.53%	3.39%	3.65%	3.37%	3.59%	3.56%
Total expenses[5]	1.65%	1.44%	1.65%	1.68%	1.49%	1.61%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.47%	1.38%	1.38%	1.38%	1.34%	1.37%

Portfolio turnover rate	48%	80%	146%	112%	105%	68%

1.	March 30, 2012 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended March 30, 2012	1.65%
Year Ended September 30, 2011	1.44%
Year Ended September 30, 2010	1.65%
Year Ended September 30, 2009	1.69%
Year Ended September 30, 2008	1.50%
Year Ended September 30, 2007	1.62%
See accompanying Notes to Financial Statements.
56 | OPPENHEIMER INTERNATIONAL BOND FUND

	Six Months
	Ended
	March 30, 2012[1]			Year Ended September 30,
Class Y	(Unaudited)	2011	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$6.29	$6.80	$6.54	$5.96	$6.41	$5.80

Income (loss) from investment operations:
Net investment income[2]	.14	.27	.28	.25	.28	.27
Net realized and unrealized gain (loss)	.12	(.44)	.31	.73	(.23)	.62

Total from investment operations	.26	(.17)	.59	.98	.05	.89

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.22)	(.28)	(.28)	(.35)	(.47)	(.27)
Distributions from net realized gain	—	(.06)	(.05)	(.05)	(.03)	(.01)

Total dividends and/or distributions to shareholders	(.22)	(.34)	(.33)	(.40)	(.50)	(.28)

Net asset value, end of period	$6.33	$6.29	$6.80	$6.54	$5.96	$6.41

Total Return, at Net Asset Value[3]	4.23%	(2.64)%	9.38%	17.26%	0.38%	15.63%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,572,501	$4,084,001	$3,388,175	$1,890,729	$1,372,959	$454,240

Average net assets (in thousands)	$4,337,201	$3,861,749	$2,732,256	$1,317,017	$932,774	$299,298

Ratios to average net assets:[4]
Net investment income	4.27%	4.04%	4.38%	4.16%	4.39%	4.38%
Total expenses[5]	0.73%	0.74%	0.67%	0.62%	0.55%	0.55%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.73%	0.73%	0.67%	0.61%	0.54%	0.54%

Portfolio turnover rate	48%	80%	146%	112%	105%	68%

1.	March 30, 2012 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended March 30, 2012	0.73%
Year Ended September 30, 2011	0.74%
Year Ended September 30, 2010	0.67%
Year Ended September 30, 2009	0.63%
Year Ended September 30, 2008	0.56%
Year Ended September 30, 2007	0.56%
See accompanying Notes to Financial Statements.
57 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer International Bond Fund (the “Fund”) is a registered investment company organized as a Massachusetts Business Trust. The Fund is registered as a non-diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund’s primary objective is to seek total return. As a secondary objective, the Fund seeks income when consistent with total return. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C, Class I, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class I and Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class I and Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N shares have separate distribution and/or service plans under which they pay fees. Class I and Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase. Class I shares were first publicly offered on January 27, 2012.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Semiannual Period. The last day of the Fund’s semiannual period was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.
Structured Securities. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note’s market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured security is sold or matures.
Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are
58 | OPPENHEIMER INTERNATIONAL BOND FUND

available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.
As of March 30, 2012, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery
Basis Transactions
Purchased securities	$127,710,227
Sold securities	10,276,368
Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of March 30, 2012 is as follows:

Cost	$72,504,994
Market Value	$14,060,493
Market Value as a % of Net Assets	0.11%
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
59 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.
     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended September 30, 2011, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. Details of the capital loss carryforwards are included in the table below. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates. As of March 30, 2012, the Fund had available for federal income tax purposes straddle losses of $5,462.

No expiration	$124,638,914
60 | OPPENHEIMER INTERNATIONAL BOND FUND

Capital losses with no expiration will be carried forward to future years if not offset by gains in the remaining six months of the Fund’s fiscal year. When increased by capital loss carryforwards in existence at March 30, 2012, the Fund had estimated capital loss carryforwards of $124,638,914 which will not expire.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 30, 2012 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$12,641,312,237
Federal tax cost of other investments	(540,181,741)

Total federal tax cost	$12,101,130,496

Gross unrealized appreciation	$519,178,069
Gross unrealized depreciation	(383,633,569)

Net unrealized appreciation	$135,544,500

Certain foreign countries impose a tax on capital gains which is accrued by the Fund based on unrealized appreciation, if any, on affected securities. The tax is paid when the gain is realized.
Trustees’ Compensation. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
61 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
62 | OPPENHEIMER INTERNATIONAL BOND FUND

2. Securities Valuation
The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
Valuation Methods and inputs
Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.
     The following methodologies are used to determine the market value or the fair value of the types of securities described below:
     Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.
     Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.
63 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
2. Securities Valuation Continued
     Structured securities, swaps, swaptions, and other over-the-counter derivatives are valued utilizing evaluated prices obtained from third party pricing services or broker-dealers.
     Forward foreign currency exchange contracts are valued utilizing current and forward currency rates obtained from third party pricing services. When the settlement date of a contract is an interim date for which a quotation is not available, interpolated values are derived using the nearest dated forward currency rate.
     Futures contracts and futures options traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.
A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Standard inputs generally considered
Security Type	by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Structured securities	Relevant market information such as the price of underlying financial instruments, stock market indices, foreign currencies, interest rate spreads, commodities, or the occurrence of other specific events.

Swaps	Relevant market information, including underlying reference assets such as credit spreads, credit event probabilities, index values, individual security values, forward interest rates, variable interest rates, volatility measures, and forward currency rates.
If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. Those fair valuation standardized methodologies include, but
64 | OPPENHEIMER INTERNATIONAL BOND FUND

are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.
Classifications
Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).
The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of March 30, 2012 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value
Assets Table
Investments, at Value:
U.S. Government Obligations	$—	$255,252,420	$—	$255,252,420
Foreign Government Obligations	—	8,517,973,255	—	8,517,973,255
Corporate Bonds and Notes	14,198,876	2,689,918,745	—	2,704,117,621
Structured Securities	—	610,431,203	9,060,292	619,491,495
Options Purchased	5,728,072	88,870,707	—	94,598,779
Swaptions Purchased	—	61,708,507	—	61,708,507
Investment Company	496,604,049	—	—	496,604,049

Total Investments, at Value	516,530,997	12,224,154,837	9,060,292	12,749,746,126
65 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
2. Securities Valuation Continued

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value
Assets Table Continued
Other Financial Instruments:
Appreciated swaps, at value	$—	$10,936,341	$—	$10,936,341
Futures margins	375,219	—	—	375,219
Foreign currency exchange contracts	—	51,263,449	—	51,263,449

Total Assets	$516,906,216	$12,286,354,627	$9,060,292	$12,812,321,135

Liabilities Table
Other Financial Instruments:
Depreciated swaps, at value	—	(9,061,982)	—	(9,061,982)
Appreciated options written, at value	(2,476,776)	(23,525,483)	—	(26,002,259)
Depreciated options written, at value	(1,195,332)	(6,698,078)	—	(7,893,410)
Futures margins	(99,402)	—	—	(99,402)
Foreign currency exchange contracts	—	(77,091,276)	—	(77,091,276)
Appreciated swaptions written, at value	—	(28,735,227)	—	(28,735,227)
Depreciated swaptions written, at value	—	(5,217,636)	—	(5,217,636)

Total Liabilities	$(3,771,510)	$(150,329,682)	$—	$(154,101,192)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/ depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
3. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended March 30, 2012[1]		Year Ended September 30, 2011
	Shares	Amount	Shares	Amount
Class A
Sold	96,932,902	$615,025,781	273,364,245	$1,819,236,327
Dividends and/or distributions reinvested	29,559,539	185,465,627	44,438,120	293,359,356
Redeemed	(200,459,473)	(1,265,300,242)	(392,346,555)	(2,594,357,733)

Net decrease	(73,967,032)	$(464,808,834)	(74,544,190)	$(481,762,050)

66 | OPPENHEIMER INTERNATIONAL BOND FUND

	Six Months Ended March 30, 2012[1]		Year Ended September 30, 2011
	Shares	Amount	Shares	Amount
Class B
Sold	2,484,347	$15,712,060	6,672,499	$44,337,990
Dividends and/or distributions reinvested	860,342	5,372,289	1,261,350	8,289,774
Redeemed	(6,114,303)	(38,616,266)	(13,978,048)	(92,466,517)

Net decrease	(2,769,614)	$(17,531,917)	(6,044,199)	$(39,838,753)

Class C
Sold	14,668,752	$92,557,396	44,047,956	$292,656,415
Dividends and/or distributions reinvested	6,143,460	38,374,284	8,546,898	56,182,612
Redeemed	(34,342,745)	(216,676,222)	(76,899,754)	(506,953,028)

Net decrease	(13,530,533)	$(85,744,542)	(24,304,900)	$(158,114,001)

Class I
Sold	1,572	$10,000	—	$—
Dividends and/or distributions reinvested	—	—	—	—
Redeemed	—	—	—	—

Net increase	1,572	$10,000	—	$—

Class N
Sold	7,060,858	$44,593,160	18,942,054	$125,803,560
Dividends and/or distributions reinvested	1,465,254	9,158,095	2,020,338	13,294,335
Redeemed	(10,261,907)	(64,650,436)	(15,382,930)	(101,630,316)

Net increase (decrease)	(1,735,795)	$(10,899,181)	5,579,462	$37,467,579

Class Y
Sold	159,488,510	$1,007,611,434	296,157,714	$1,962,914,197
Dividends and/or distributions reinvested	20,053,105	125,891,355	23,570,728	155,676,226
Redeemed	(105,771,375)	(668,698,589)	(168,760,932)	(1,118,398,419)

Net increase	73,770,240	$464,804,200	150,967,510	$1,000,192,004

1.	For the six months ended March 30, 2012 for Class A, Class B, Class C, Class N and Class Y shares, and for the period from January 27, 2012 (inception of offering) to March 30, 2012 for Class I shares.
4. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended March 30, 2012, were as follows:

	Purchases	Sales
Investment securities	$4,786,543,530	$5,305,078,592
U.S. government and government agency obligations	290,425,469	29,610,938
67 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule
Up to $200 million	0.75%
Next $200 million	0.72
Next $200 million	0.69
Next $200 million	0.66
Next $200 million	0.60
Next $4 billion	0.50
Next $10 billion	0.48
Over $15 billion	0.45
Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended March 30, 2012, the Fund paid $12,982,179 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
68 | OPPENHEIMER INTERNATIONAL BOND FUND

Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at March 30, 2012 were as follows:

Class B	$6,340,012
Class C	35,599,879
Class N	6,520,554
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
Six Months	Retained by	Retained by	Retained by	Retained by	Retained by
Ended	Distributor	Distributor	Distributor	Distributor	Distributor
March 30, 2012	$318,627	$28,831	$271,562	$77,927	$1,943
Waivers and Reimbursements of Expenses. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the six months ended March 30, 2012, the Manager waived fees and/or reimbursed the Fund $189,690 for IMMF management fees.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for Classes A, B, C, N and Y to 0.35% of average annual net assets per class.
69 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Fees and Other Transactions with Affiliates Continued
During the six months ended March 30, 2012, OFS waived transfer and shareholder servicing agent fees as follows:

Class N	$281,705
Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
6. Risk Exposures and the Use of Derivative Instruments
The Fund’s investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.
Market Risk Factors. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:
Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
70 | OPPENHEIMER INTERNATIONAL BOND FUND

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.
Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.
The Fund’s actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.
Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
     Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.
     Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.
Counterparty Credit Risk. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. As of March 30, 2012, the maximum amount of loss that the Fund would incur if the counterparties to its derivative transactions failed to perform would be $236,452,585, which represents gross payments to be received by the Fund on these derivative contracts were they to be unwound as of period end.
71 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
6. Risk Exposures and the Use of Derivative Instruments Continued
To reduce this risk the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. master agreements, which allow the Fund to net unrealized appreciation and depreciation for certain positions in swaps, over-the-counter options, swaptions, and forward currency exchange contracts for each individual counterparty. The amount of loss that the Fund would incur taking into account these master netting arrangements would be $113,836,463 as of March 30, 2012. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to International Swap and Derivatives Association, Inc. master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.
     As of March 30, 2012 the Fund has required certain counterparties to post collateral of $66,051,221.
Credit Related Contingent Features. The Fund’s agreements with derivative counterparties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.
As of March 30, 2012, the aggregate fair value of derivative instruments with credit related contingent features in a net liability position was $59,698,611 (for which the Fund has posted collateral of $58,514,390.) If a contingent feature would have been triggered as of March 30, 2012, the Fund could have been required to pay this amount in cash to its counterparties. If the Fund fails to perform under these contracts and agreements, the cash and/or securities posted as collateral will be made available to the counterparty. Cash posted as collateral for these contracts, if any, is reported on the Statement of Assets and Liabilities; securities posted as collateral, if any, are reported on the Statement of Investments.
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Valuations of derivative instruments as of March 30, 2012 are as follows:

	Asset Derivatives			Liability Derivatives
Derivatives	Statement of			Statement of
Not Accounted for as	Assets and			Assets and
Hedging Instruments	Liabilities Location	Value		Liabilities Location	Value
Credit contracts	Appreciated swaps, at value	$3,350,051		Depreciated swaps, at value	$5,674,752
Interest rate contracts	Appreciated swaps, at value	7,586,290		Depreciated swaps, at value	3,387,230
Interest rate contracts	Futures margins	375,219	*	Futures margins	99,402	*
Foreign exchange contracts	Unrealized appreciation on foreign currency exchange contracts	51,263,449		Unrealized depreciation on foreign currency exchange contracts	77,091,276
Foreign exchange contracts				Appreciated options written, at value	24,456,962
Foreign exchange contracts				Depreciated options written, at value	7,013,378
Interest rate contracts				Appreciated options written, at value	1,545,297
Interest rate contracts				Depreciated options written, at value	880,032
Interest rate contracts				Appreciated swaptions written, at value	28,735,227
Interest rate contracts				Depreciated swaptions written, at value	5,217,636
Foreign exchange contracts	Investments, at value	88,910,965	**
Interest rate contracts	Investments, at value	67,396,321	**

Total		$218,882,295			$154,101,192

*	Includes only the current day’s variation margin. Prior variation margin movements have been reflected in cash on the Statement of Assets and Liabilities upon receipt or payment.

**	Amounts relate to purchased options and swaptions.
The effect of derivative instruments on the Statement of Operations is as follows:

Amount of Realized Gain or (Loss) Recognized on Derivatives
	Investments
	from
	unaffiliated
	companies	Closing and	Closing and
Derivatives Not	(including	expiration	expiration	Closing and
Accounted	premiums on	of swaption	of option	expiration	Foreign
for as Hedging	options	contracts	contracts	of futures	currency	Swap
Instruments	exercised)*	written	written	contracts	transactions	contracts	Total
Credit contracts	$—	$—	$—	$—	$—	$535,498	$535,498
Equity contracts	—	—	—	(18,215,184)	—	(10,864,328)	(29,079,512)
Foreign exchange contracts	(33,317,507)	—	39,539,987	2,126,483	(115,356,922)	112,528	(106,895,431)
Interest rate contracts	(38,483,210)	9,862,564	17,802,895	(4,933,041)	—	44,524,204	28,773,412

Total	$(71,800,717)	$9,862,564	$57,342,882	$(21,021,742)	$(115,356,922)	$34,307,902	$(106,666,033)

*	Includes purchased option contracts, purchased swaption contracts and written option contracts exercised, if any.
73 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
6. Risk Exposures and the Use of Derivative Instruments Continued

Amount of Change in Unrealized Gain or (Loss) Recognized on Derivatives
					Translation of
					assets and
Derivatives Not					liabilities
Accounted		Option	Swaption		denominated
for as Hedging		contracts	contracts	Futures	in foreign	Swap
Instruments	Investments*	written	written	contracts	currencies	contracts	Total
Credit contracts	$—	$—	$—	$—	$—	$(10,368,575)	$(10,368,575)
Equity contracts	—	—	—	—	—	10,609,506	10,609,506
Foreign exchange contracts	(29,500,642)	28,586,404	—	—	(117,025,399)	—	(117,939,637)
Interest rate contracts	(30,777,406)	784,001	27,114,365	943,477	—	(17,455,831)	(19,391,394)

Total	$(60,278,048)	$29,370,405	$27,114,365	$943,477	$(117,025,399)	$(17,214,900)	$(137,090,100)

*	Includes purchased option contracts and purchased swaption contracts, if any.
Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date.
     Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.
     The Fund has purchased and sold certain forward foreign currency exchange contracts of different currencies in order to acquire currencies to pay for or sell currencies to acquire related foreign securities purchase and sale transactions, respectively, or to convert foreign currencies to U.S. dollars from related foreign securities transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.
     The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to take a positive investment perspective on the related currency. These forward foreign currency exchange contracts seek to increase exposure to foreign exchange rate risk.
     The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the Fund.
     The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated
74 | OPPENHEIMER INTERNATIONAL BOND FUND

forward rate in order to take a negative investment perspective on the related currency. These forward foreign currency exchange contracts seek to increase exposure to foreign exchange rate risk.
     The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the Fund.
     During the six months ended March 30, 2012, the Fund had daily average contract amounts on forward foreign currency contracts to buy and sell of $4,245,169,294 and $6,242,612,293, respectively.
     Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default.
Futures Contracts
A futures contract is a commitment to buy or sell a specific amount of a financial instrument, or currency, at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.
     Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.
     Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.
     Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.
     The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.
     The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.
     The Fund has purchased futures contracts on various equity indexes to increase exposure to equity risk.
     The Fund has sold futures contracts on various equity indexes to decrease exposure to equity risk.
75 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
6. Risk Exposures and the Use of Derivative Instruments Continued
     The Fund has purchased futures contracts on various currencies to increase exposure to foreign exchange rate risk.
     During the six months ended March 30, 2012, the Fund had an ending monthly average market value of $339,878,701 and $1,493,054,787 on futures contracts purchased and sold, respectively.
     Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.
Option Activity
The Fund may buy and sell put and call options, or write put and call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
     Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.
     The Fund has purchased call options on currencies to increase exposure to foreign exchange rate risk. A purchased call option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.
     The Fund has purchased put options on currencies to decrease exposure to foreign exchange rate risk. A purchased put option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.
     The Fund has purchased call options on treasury and/or euro futures to increase exposure to interest rate risk. A purchased call option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.
     The Fund has purchased put options on treasury and/or euro futures to decrease exposure to interest rate risk. A purchased put option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.
     During the six months ended March 30, 2012, the Fund had an ending monthly average market value of $20,059,437 and $36,848,517 on purchased call options and purchased put options, respectively.
     Options written, if any, are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities. Securities held in
76 | OPPENHEIMER INTERNATIONAL BOND FUND

collateralized accounts to cover potential obligations with respect to outstanding written options are noted in the Statement of Investments.
     The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.
     The Fund has written put options on currencies to increase exposure to foreign exchange rate risk. A written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.
     The Fund has written call options on currencies to decrease exposure to foreign exchange rate risk. A written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.
     The Fund has written call options on treasury and/or euro futures to decrease exposure to interest rate risk. A written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.
     The Fund has written put options on treasury and/or euro futures to increase exposure to interest rate risk. A written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.
     During the six months ended March 30, 2012, the Fund had an ending monthly average market value of $11,264,543 and $14,525,149 on written call options and written put options, respectively.
     Additional associated risks to the Fund include counterparty credit risk for over-the-counter options and liquidity risk.
Written option activity for the six months ended March 30, 2012 was as follows:

	Call Options		Put Options
	Number of	Amount of	Number of	Amount of
	Contracts	Premiums	Contracts	Premiums
Options outstanding as of September 30, 2011	62,215,317,030	$8,221,138	128,302,138,970	$24,701,704
Options written	1,186,009,245,185	57,084,957	1,360,630,669,614	59,285,057
Options closed or expired	(1,230,721,826,443)	(36,246,910)	(1,419,329,129,573)	(59,700,576)
Options exercised	(916,005,000)	(2,106,559)	(61,995,646,106)	(6,046,569)

Options outstanding as of March 30, 2012	16,586,730,772	$26,952,626	7,608,032,905	$18,239,616

Swap Contracts
The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.
77 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
6. Risk Exposures and the Use of Derivative Instruments Continued
     Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The values of swap contracts are aggregated by positive and negative values and disclosed separately on the Statement of Assets and Liabilities by contracts in unrealized appreciation and depreciation positions. Upfront payments paid or received, if any, affect the value of the respective swap. Therefore, to determine the unrealized appreciation (depreciation) on swaps, upfront payments paid should be subtracted from, while upfront payments received should be added to, the value of contracts reported as an asset on the Statement of Assets and Liabilities. Conversely, upfront payments paid should be added to, while upfront payments received should be subtracted from the value of contracts reported as a liability. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations.
     Swap contract agreements are exposed to the market risk factor of the specific underlying reference asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps require little or no initial cash investment, they can expose the Fund to substantial risk in the isolated market risk factor.
Credit Default Swap Contracts. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer’s failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security or a basket of securities (the “reference asset”).
     The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.
     The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the
78 | OPPENHEIMER INTERNATIONAL BOND FUND

contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.
     If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations.
     The Fund has sold credit protection through credit default swaps to increase exposure to the credit risk of individual securities and/or, indexes that are either unavailable or considered to be less attractive in the bond market.
     The Fund has purchased credit protection through credit default swaps to decrease exposure to the credit risk of individual securities and/or, indexes.
     For the six months ended March 30, 2012, the Fund had ending monthly average notional amounts of $96,097,857 and $154,185,286 on credit default swaps to buy protection and credit default swaps to sell protection, respectively.
     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.
Interest Rate Swap Contracts. An interest rate swap is an agreement between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.
     The Fund has entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate in order to increase exposure to interest rate risk. Typically, if relative interest rates rise, payments made by the Fund under a swap agreement will be greater than the payments received by the Fund.
     The Fund has entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate in order to decrease exposure to interest rate risk. Typically, if relative interest rates rise, payments received by the Fund under the swap agreement will be greater than the payments made by the Fund.
     For the six months ended March 30, 2012, the Fund had ending monthly average notional amounts of $825,290,705 and $1,993,113,175 on interest rate swaps which pay a fixed rate and interest rate swaps which receive a fixed rate, respectively.
     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.
Total Return Swap Contracts. A total return swap is an agreement between counterparties to exchange periodic payments based on asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest rate or index) and the other on the total return of a reference asset (such as a security or a basket of securities). The total return of the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.
79 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
6. Risk Exposures and the Use of Derivative Instruments Continued
     Total return swap contracts are exposed to the market risk factor of the specific underlying financial instrument or index. Total return swaps are less standard in structure than other types of swaps and can isolate and/or, include multiple types of market risk factors including equity risk, credit risk, and interest rate risk.
     The Fund has entered into total return swaps on various equity securities or indexes to increase exposure to equity risk. These equity risk related total return swaps require the Fund to pay a floating reference interest rate, or an amount equal to the negative price movement of securities or an index multiplied by the notional amount of the contract. The Fund will receive payments equal to the positive price movement of the same securities or index multiplied by the notional amount of the contract.
     The Fund has entered into total return swaps on various equity securities or indexes to decrease exposure to equity risk. These equity risk related total return swaps require the Fund to pay an amount equal to the positive price movement of securities or an index multiplied by the notional amount of the contract. The Fund will receive payments of a floating reference interest rate or an amount equal to the negative price movement of the same securities or index multiplied by the notional amount of the contract.
     For the six months ended March 30, 2012, the Fund had ending monthly average notional amounts of $258,187,854 and $123,239,424 on total return swaps which are long the reference asset and total return swaps which are short the reference asset, respectively.
     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.
     As of March 30, 2012, the Fund had no such total return swap agreements outstanding.
Currency Swaps. A currency swap is an agreement between counterparties to exchange different currencies equivalent to the notional value at contract inception and reverse the exchange of the same notional values of those currencies at contract termination. The contract may also include periodic exchanges of cash flows based on a specified index or interest rate.
     The Fund has entered into currency swap contracts with the obligation to pay an interest rate on various foreign currency notional amounts and receive an interest rate on the dollar notional amount in order to take a negative investment perspective on the related currencies for which the Fund receives a payment. These currency swap contracts seek to decrease exposure to foreign exchange rate risk.
     For the six months ended March 30, 2012, the Fund had ending monthly average notional amounts of $2,205,714 on currency swaps.
     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.
     As of March 30, 2012, the Fund had no such currency swap agreements outstanding.
80 | OPPENHEIMER INTERNATIONAL BOND FUND

Swaption Transactions
The Fund may enter into a swaption contract which grants the purchaser the right, but not the obligation, to enter into a swap transaction at preset terms detailed in the underlying agreement within a specified period of time. The purchaser pays a premium to the swaption writer who bears the risk of unfavorable changes in the preset terms on the underlying swap.
     Swaptions are marked to market daily using primarily portfolio pricing services or quotations from counterparties and brokers. Purchased swaptions are reported as a component of investments in the Statement of Investments, the Statement of Assets and Liabilities and the Statement of Operations. Written swaptions are reported on a schedule following the Statement of Investments and their value is reported as a separate asset or liability line item in the Statement of Assets and Liabilities. The net change in unrealized appreciation or depreciation on written swaptions is separately reported in the Statement of Operations. When a swaption is exercised, the cost of the swap is adjusted by the amount of premium paid or received. Upon the expiration or closing of an unexercised swaption contract, a gain or loss is reported in the Statement of Operations for the amount of the premium paid or received.
     The Fund generally will incur a greater risk when it writes a swaption than when it purchases a swaption. When the Fund writes a swaption it will become obligated, upon exercise of the swaption, according to the terms of the underlying agreement. Swaption contracts written by the Fund do not give rise to counterparty credit risk as they obligate the Fund, not its counterparty, to perform. When the Fund purchases a swaption it only risks losing the amount of the premium it paid if the swaption expires unexercised. However, when the Fund exercises a purchased swaption there is a risk that the counterparty will fail to perform or otherwise default on its obligations under the swaption contract.
     The Fund purchased swaptions which gives it the option to enter into an interest rate swap in which it pays a floating interest rate and receives a fixed interest rate in order to increase exposure to interest rate risk. A purchased swaption of this type becomes more valuable as the reference interest rate depreciates relative to the preset interest rate.
     The Fund has written swaptions which gives it the obligation, if exercised by the purchaser, to enter into an interest rate swap in which it pays a fixed interest rate and receives a floating interest rate in order to decrease exposure to interest rate risk. A written swaption of this type becomes more valuable as the reference interest rate appreciates relative to the preset interest rate.
     During the six months ended March 30, 2012, the Fund had an ending monthly average market value of $23,084,906 and $29,447,427 on purchased and written swaptions, respectively.
81 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
6. Risk Exposures and the Use of Derivative Instruments Continued
Written swaption activity for the six months ended March 30, 2012 was as follows:

	Swaptions
	Notional	Amount of
	Amount	Premiums
Swaptions outstanding as of September 30, 2011	$901,220,000	$11,094,018
Swaptions written	38,749,700,000	36,933,779

Swaptions outstanding as of March 30, 2012	$39,650,920,000	$48,027,797

7. Restricted Securities
As of March 30, 2012, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.
8. Pending Litigation
Since 2009, a number of class action, derivative and individual lawsuits have been pending in federal and state courts against OppenheimerFunds, Inc., the Fund’s investment advisor (the “Manager”), OppenheimerFunds Distributor, Inc., the Fund’s principal underwriter and distributor (the “Distributor”), and certain funds (but not including the Fund) advised by the Manager and distributed by the Distributor (the “Defendant Funds”). Several of these lawsuits also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The lawsuits raise claims under federal securities laws and various states’ securities, consumer protection and common law and allege, among other things, that the disclosure documents of the respective Defendant Funds contained misrepresentations and omissions and that the respective Defendant Funds’ investment policies were not followed. The plaintiffs in these actions seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses.
     Other class action and individual lawsuits have been filed since 2008 in various state and federal courts against the Manager and certain of its affiliates by investors seeking to recover investments they allegedly lost as a result of the “Ponzi” scheme run by Bernard L. Madoff and his firm, Bernard L. Madoff Investment Securities, LLC (“BLMIS”). Plaintiffs in these suits allege that they suffered losses as a result of their investments in several funds managed by an affiliate of the Manager and assert a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. Neither the Distributor, nor any of the Oppenheimer mutual funds, their independent
82 | OPPENHEIMER INTERNATIONAL BOND FUND

trustees or directors are named as defendants in these lawsuits. None of the Oppenheimer mutual funds invested in any funds or accounts managed by Madoff or BLMIS. On February 28, 2011, a stipulation of partial settlement of three groups of consolidated putative class action lawsuits relating to these matters was filed in the U.S. District Court for the Southern District of New York. On August 19, 2011, the court entered an order and final judgment approving the settlement as fair, reasonable and adequate. In September 2011, certain parties filed notices of appeal from the court’s order approving the settlement. On July 29, 2011, a stipulation of settlement between certain affiliates of the Manager and the Trustee appointed under the Securities Investor Protection Act to liquidate BLMIS was filed in the U.S. Bankruptcy Court for the Southern District of New York to resolve purported preference and fraudulent transfer claims by the Trustee. On September 22, 2011, the court entered an order approving the settlement as fair, reasonable and adequate. In October 2011, certain parties filed notices of appeal from the court’s order approving the settlement. The aforementioned settlements do not resolve other outstanding lawsuits against the Manager and its affiliates relating to BLMIS.
     On April 16, 2010, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark IV Funding Limited (“AAArdvark IV”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark IV. Plaintiffs allege breach of contract against the defendants and seek compensatory damages, costs and disbursements, including attorney fees. On July 15, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark Funding Limited (“AAArdvark I”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark I. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees. On November 9, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark XS Funding Limited (“AAArdvark XS”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark XS. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees.
     The Manager believes the lawsuits and appeals described above are without legal merit and, with the exception of actions it has settled, is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer mutual funds.
83 | OPPENHEIMER INTERNATIONAL BOND FUND

SHAREHOLDER MEETING Unaudited
On February 29, 2012, a shareholder meeting of Oppenheimer International Bond Fund (the “Fund”) was held at which the twelve Trustees identified below were elected (Proposal No. 1) and an Agreement and Plan of Reorganization to reorganize the Fund into a Delaware statutory trust (Proposal No. 3) was approved as described in the Fund’s proxy statement dated December 16, 2011 (Proxy Statement). The following is a report of the votes cast:

Nominee/Proposal	For	Withheld
Trustees
William L Armstrong	1,084,060,851	28,549,329
Edward L. Cameron	1,084,685,496	27,924,684
Jon S. Fossel	1,085,139,388	27,470,791
Sam Freedman	1,085,022,350	27,587,829
Richard F. Grabish	1,085,854,210	26,755,970
Beverly L. Hamilton	1,085,870,661	26,739,519
Robert J. Malone	1,085,740,582	26,869,598
F. William Marshall, Jr.	1,085,378,565	27,231,615
Victoria J. Herget	1,086,073,107	26,537,072
Karen L. Stuckey	1,086,036,307	26,573,872
James D. Vaughn	1,085,923,254	26,686,926
William F. Glavin, Jr.	1,085,444,095	27,166,084
Proposal 3: To approve an Agreement and Plan of Reorganization that provides for the reorganization of a Fund from a Maryland corporation or Massachusetts business trust, as applicable, into a Delaware statutory trust.

For	Against	Abstain	Broker Non Vote
745,717,712	15,283,904	24,975,352	326,589,700
84 | OPPENHEIMER INTERNATIONAL BOND FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
      Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.
85 | OPPENHEIMER INTERNATIONAL BOND FUND

OPPENHEIMER INTERNATIONAL BOND FUND

Trustees and Officers	William L. Armstrong, Chairman of the Board of Trustees and Trustee
Edward L. Cameron, Trustee
Jon S. Fossel, Trustee
Sam Freedman, Trustee
Beverly L. Hamilton, Trustee
Robert J. Malone, Trustee
F. William Marshall, Jr., Trustee
Richard F. Grabish, Trustee
Victoria J. Herget, Trustee
James D. Vaughn, Trustee
William F. Glavin, Jr., Trustee, President and Principal Executive Officer
Arthur P. Steinmetz, Vice President
Sara J. Zervos, Ph.D., Vice President
Arthur S. Gabinet, Secretary and Chief Legal Officer
Christina M. Nasta, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG llp

Counsel	K&L Gates LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.
©2012 OppenheimerFunds, Inc. All rights reserved.
86 | OPPENHEIMER INTERNATIONAL BOND FUND

PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
•	Applications or other forms

•	When you create a user ID and password for online account access

•	When you enroll in eDocs Direct, our electronic document delivery service

•	Your transactions with us, our affiliates or others

•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

•	When you set up challenge questions to reset your password online
If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.
87 | OPPENHEIMER INTERNATIONAL BOND FUND

PRIVACY POLICY NOTICE
Internet Security and Encryption
In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.
We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com or call us at 1.800.CALL OPP (225.5677).
88 | OPPENHEIMER INTERNATIONAL BOND FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.
2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.
3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.
4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”
5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 3/30/2012, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.

(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer International Bond Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	5/8/2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	5/8/2012

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	5/8/2012